OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	March 31, 2019
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free California Intermediate Muni Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 91.2%
AIRPORT 4.3%
City of Los Angeles Department of Airports Subordinated Refunding Revenue Bonds Series 2015C
05/15/29	5.000%	$2,410,000	$3,020,212
City of San Jose Airport
Refunding Revenue Bonds
Series 2014B
03/01/27	5.000%	2,000,000	2,470,740
Series 2014C
03/01/30	5.000%	2,500,000	3,057,125
Revenue Bonds
Series 2007B (AMBAC)
03/01/22	5.000%	1,000,000	1,026,480
County of Orange Airport Revenue Bonds Series 2009A
07/01/25	5.250%	1,500,000	1,683,840
County of Sacramento Airport System Revenue Bonds Senior Series 2008A (AGM)
07/01/23	5.000%	1,000,000	1,081,860
San Diego County Regional Airport Authority Subordinated Revenue Bonds Series 2010A
07/01/24	5.000%	1,000,000	1,155,560
San Francisco City & County Airport Commission San Francisco International Airport Refunding Revenue Bonds 2nd Series 2016A
05/01/26	5.000%	1,975,000	2,592,504
San Francisco City & County Airports Commission-San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2009C (AGM)
05/01/18	5.000%	1,825,000	1,969,923
Revenue Bonds
Series 2011G
05/01/26	5.250%	2,000,000	2,399,660
Total			20,457,904
CHARTER SCHOOLS 2.0%
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/34	5.000%	600,000	680,874
California School Finance Authority (a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/29	5.000%	500,000	587,895
08/01/30	5.000%	750,000	879,232
08/01/31	5.000%	925,000	1,078,781
Revenue Bonds
Alliance College-Ready Public Schools

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CHARTER SCHOOLS (CONTINUED)
Series 2015
07/01/30	5.000%	$1,700,000	$1,991,975
Green Dot Public School Project
Series 2015A
08/01/35	5.000%	1,010,000	1,147,037
KIPP Los Angeles Projects
Series 2015A
07/01/35	5.000%	1,000,000	1,147,090
River Springs Charter School Project
Series 2015
07/01/25	5.250%	2,000,000	2,122,740
Total			9,635,624
HEALTH SERVICES 0.3%
California Municipal Finance Authority Refunding Revenue Bonds Harbor Regional Center Project Series 2015
11/01/32	5.000%	1,120,000	1,360,363
HIGHER EDUCATION 3.1%
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10/01/21	5.250%	1,500,000	1,622,430
Chapman University
Series 2015
04/01/26	5.000%	1,000,000	1,276,150
Pitzer College
Series 2009
04/01/19	5.000%	1,610,000	1,787,728
University of Southern California
Series 2009C
10/01/24	5.250%	3,000,000	3,947,820
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/25	5.000%	395,000	480,829
04/01/26	5.000%	1,000,000	1,205,910
Revenue Bonds
Biola University
Series 2013
10/01/24	5.000%	505,000	602,021
10/01/28	5.000%	840,000	990,360
California State Public Works Board Refunding Revenue Bonds California State University Series 2006A (NPFGC)
10/01/16	5.000%	1,000,000	1,007,950
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/23	5.125%	715,000	794,408

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Lancer Plaza Project
Series 2013
11/01/23	5.125%	$840,000	$907,460
Total			14,623,066
HOSPITAL 7.9%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A
08/01/24	5.250%	2,750,000	3,275,497
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/28	5.000%	1,000,000	1,274,450
El Camino Hospital
Series 2015A
02/01/27	5.000%	1,500,000	1,873,950
Marshall Medical Center
Series 2015
11/01/23	5.000%	325,000	399,984
Sutter Health Obligation Group
Series 2011D
08/15/26	5.000%	2,250,000	2,682,383
Revenue Bonds
Children’s Hospital of Orange County
Series 2009
11/01/21	6.000%	2,000,000	2,332,340
City of Hope Obligation Group
Series 2012A
11/15/21	5.000%	600,000	726,210
Dignity Health
Series 2009A
07/01/29	6.000%	1,250,000	1,431,700
Series 2009E
07/01/25	5.625%	1,500,000	1,707,465
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/28	5.000%	300,000	372,423
Providence Health & Services
Series 2014A
10/01/30	5.000%	1,500,000	1,842,750
Sutter Health Obligation Group
Series 2016A
11/15/34	5.000%	2,735,000	3,396,241
California Municipal Finance Authority Refunding Revenue Bonds Community Medical Centers Series 2015A
02/01/27	5.000%	1,200,000	1,471,596
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/30	5.000%	1,000,000	1,263,450
Huntington Memorial Hospital

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Series 2014B
07/01/33	5.000%	$2,300,000	$2,738,196
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/27	5.000%	1,000,000	1,216,490
John Muir Health
Series 2006A
08/15/17	5.000%	3,000,000	3,006,120
Kaiser Permanente
Series 2009A
04/01/19	5.000%	2,000,000	2,231,500
Loma Linda University Medical Center
Series 2014
12/01/34	5.250%	3,000,000	3,463,500
Sutter Health
Series 2011A
08/15/26	5.500%	1,000,000	1,181,160
Total			37,887,405
JOINT POWER AUTHORITY 3.4%
M-S-R Public Power Agency Subordinated Revenue Bonds Lien Series 2008L (AGM)
07/01/21	5.000%	2,500,000	2,697,875
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM)
07/01/22	5.000%	3,000,000	3,246,780
Northern California Transmission Agency Refunding Revenue Bonds California-Oregon Project Series 2016
05/01/32	5.000%	1,500,000	1,890,915
Southern California Public Power Authority
Refunding Revenue Bonds
Series 2008A
07/01/22	5.000%	2,000,000	2,171,760
Series 2015C
07/01/26	5.000%	5,000,000	6,386,650
Total			16,393,980
LOCAL APPROPRIATION 3.9%
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B
04/01/24	5.000%	1,495,000	1,653,634
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM)
08/01/17	5.000%	1,000,000	1,044,820

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Los Angeles County Public Works Financing Authority Refunding Revenue Bonds Series 2015B
12/01/25	5.000%	$1,750,000	$2,270,782
Municipal Improvement Corp. of Los Angeles
Refunding Revenue Bonds
Real Property
Series 2016B
11/01/26	5.000%	1,590,000	2,094,396
11/01/27	5.000%	1,910,000	2,474,768
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM)
08/01/22	5.000%	2,000,000	2,165,640
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A
03/01/26	5.000%	2,500,000	2,890,075
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/27	5.000%	2,145,000	2,570,118
11/01/28	5.000%	1,155,000	1,380,999
Total			18,545,232
LOCAL GENERAL OBLIGATION 10.1%
City of Los Angeles Unlimited General Obligation Bonds Series 2011A
09/01/25	5.000%	3,000,000	3,606,000
Compton Community College District Unlimited General Obligation Refunding Bonds Series 2012
07/01/22	5.000%	2,095,000	2,477,756
Compton Unified School District (b)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/23	0.000%	2,025,000	1,759,867
06/01/24	0.000%	1,925,000	1,623,487
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM)
08/01/23	5.500%	1,490,000	1,915,037

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM)
09/01/20	5.250%	$1,280,000	$1,507,533
Long Beach Community College District Unlimited General Obligation Bonds 2008 Election Series 2012B
08/01/23	5.000%	700,000	865,725
Long Beach Unified School District Unlimited General Obligation Bonds Series 2015D-1 (b)
08/01/31	0.000%	1,375,000	837,224
Monterey Peninsula Community College District Unlimited General Obligation Refunding Bonds Series 2016 (b)
08/01/28	0.000%	2,125,000	1,582,211
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Series 2015A
08/01/25	5.000%	650,000	809,322
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B (b)
08/01/22	0.000%	2,140,000	1,957,672
Pomona Unified School District Unlimited General Obligation Bonds Election 2008 Series 2016G (AGM) (b)
08/01/32	0.000%	1,000,000	613,300
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/19	5.250%	1,000,000	1,141,530
Rancho Santiago Community College District (b)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/31	0.000%	3,785,000	2,525,314
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC) (b)
09/01/26	0.000%	1,100,000	852,709
Salinas Union High School District Unlimited General Obligation Bonds BAN Series 2015 (b)
08/01/20	0.000%	4,725,000	4,438,476

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM)
08/15/19	5.500%	$2,000,000	$2,291,120
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC)
08/01/21	5.250%	2,375,000	2,872,824
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/28	5.000%	1,000,000	1,227,080
08/01/32	5.000%	1,500,000	1,808,775
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007
08/01/18	5.000%	1,045,000	1,113,239
Simi Valley Unified School District (c)
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/25	5.000%	1,000,000	1,232,710
08/01/26	5.000%	2,000,000	2,493,700
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/23	5.250%	3,000,000	3,621,690
Series 2012
08/01/27	5.000%	2,365,000	2,801,484
Total			47,975,785
MULTI-FAMILY 1.6%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/35	5.000%	400,000	462,700
Caritas Affordable Housing
Senior Series 2014
08/15/30	5.000%	1,000,000	1,181,150
California Statewide Communities Development Authority
Refunding Revenue Bonds
CHF Irvine LLC
Series 2016
05/15/32	5.000%	3,225,000	3,987,809
University of California Irvine East Campus Apartments
Series 2012
05/15/19	5.000%	1,000,000	1,113,400
05/15/20	5.000%	750,000	858,270
Total			7,603,329
MUNICIPAL POWER 4.6%
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/23	5.000%	1,000,000	1,092,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
City of Santa Clara Electric Refunding Revenue Bonds Series 2011A
07/01/29	5.375%	$1,000,000	$1,182,430
City of Vernon Electric System Unrefunded Revenue Bonds Series 2009A
08/01/21	5.125%	2,325,000	2,597,002
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/22	5.000%	2,860,000	3,432,830
11/01/23	5.000%	1,040,000	1,241,354
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009B
07/01/23	5.250%	2,000,000	2,269,940
Series 2014D
07/01/33	5.000%	1,700,000	2,116,993
Redding Joint Powers Financing Authority Refunding Revenue Bonds Series 2015A
06/01/31	5.000%	1,045,000	1,278,902
Sacramento Municipal Utility District Unrefunded Revenue Bonds Series 2008U (AGM)
08/15/21	5.000%	920,000	1,003,536
State of California Department of Water Resources Subordinated Revenue Bonds Series 2005G-11
05/01/18	5.000%	2,000,000	2,156,740
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009
01/01/22	5.000%	1,000,000	1,100,800
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/30	5.000%	850,000	1,034,561
01/01/31	5.000%	1,000,000	1,211,430
Total			21,719,218
OTHER BOND ISSUE 1.0%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Walt Disney Family Museum
Series 2016
02/01/32	4.000%	350,000	396,389

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE (CONTINUED)
02/01/33	4.000%	$500,000	$564,460
City of Long Beach Marina System Revenue Bonds Series 2015
05/15/28	5.000%	635,000	761,295
County of San Diego Refunding Revenue Bonds Sanford Burnham Prebys Medical Discovery Group Series 2015
11/01/25	5.000%	350,000	449,610
Long Beach Bond Finance Authority Refunding Revenue Bonds Aquarium of the Pacific Series 2012
11/01/27	5.000%	2,210,000	2,595,955
Total			4,767,709
PORTS 1.3%
Port of Los Angeles Revenue Bonds Series 2009A
08/01/23	5.250%	2,000,000	2,273,980
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC)
11/01/29	5.000%	1,165,000	1,229,925
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/27	5.000%	1,000,000	1,206,880
09/01/28	5.000%	1,100,000	1,320,550
Total			6,031,335
PREPAID GAS 0.6%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/29	6.125%	2,000,000	2,692,380
RECREATION 1.4%
California Infrastructure & Economic Development Bank Refunding Revenue Bonds Segerstrom Center for the Arts Series 2016
07/01/26	5.000%	3,750,000	4,794,825
Del Mar Race Track Authority Refunding Revenue Bonds Series 2015
10/01/25	5.000%	1,665,000	1,922,359
Total			6,717,184

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED 8.4%
California Health Facilities Financing Authority Revenue Bonds Insured Episcopal Home Series 2010B Escrowed to Maturity
02/01/19	5.100%	$395,000	$419,925
California State University Prerefunded 05/01/19 Revenue Bonds Systemwide Series 2009A
11/01/22	5.250%	2,500,000	2,815,975
California Statewide Communities Development Authority Revenue Bonds University of California Irvine East Campus Apartments Series 2008 Escrowed to Maturity
05/15/17	5.000%	1,500,000	1,553,565
City & County of San Francisco Prerefunded 06/15/20 Unlimited General Obligation Bonds Earthquake Safety Series 2010E
06/15/27	5.000%	3,380,000	3,937,734
City of Los Angeles Wastewater System Prerefunded 06/01/19 Revenue Bonds Series 2009A
06/01/25	5.750%	1,110,000	1,270,384
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011
12/01/30	5.875%	1,000,000	1,258,350
City of Vernon Electric System Prerefunded 08/01/19 Revenue Bonds Series 2009A
08/01/21	5.125%	1,005,000	1,094,123
City of Vista Prerefunded 05/01/17 Certificate of Participation Community Projects Series 2007 (NPFGC)
05/01/21	4.750%	750,000	774,180
Imperial Irrigation District Electric System Prerefunded 11/01/18 Revenue Bonds System Series 2008A
11/01/21	5.250%	2,500,000	2,761,425
Kern County Water Agency Improvement District No. 4 Prerefunded 05/01/18 Certificate of Participation Series 2008A
05/01/22	5.000%	2,020,000	2,176,934
Los Alamitos Unified School District Unlimited General Obligation Bonds School Facilities Improvement BAN Series 2011 Escrowed to Maturity (b)
09/01/16	0.000%	2,000,000	1,999,064

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Los Angeles Department of Water & Power Prerefunded 07/01/17 Revenue Bonds Power System Subordinated Series 2007A-1 (AMBAC)
07/01/19	5.000%	$1,000,000	$1,042,010
Pico Rivera Public Financing Authority Prerefunded 09/01/19 Revenue Bonds Series 2009
09/01/26	5.250%	1,085,000	1,237,844
Sacramento Municipal Utility District Prerefunded 08/15/18 Revenue Bonds Series 2008U (AGM)
08/15/21	5.000%	580,000	632,368
San Diego Public Facilities Financing Authority Sewer Prerefunded 05/15/19 Revenue Bonds Senior Series 2009B
05/15/25	5.250%	1,500,000	1,692,210
San Diego Public Facilities Financing Authority Water Prerefunded 08/01/20 Revenue Bonds Series 2010A
08/01/24	5.000%	2,000,000	2,336,500
San Mateo Joint Powers Financing Authority
Prerefunded 07/15/18 Revenue Bonds
Youth Services Campus
Series 2008A
07/15/20	5.000%	435,000	472,875
07/15/28	5.250%	2,275,000	2,484,186
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N Escrowed to Maturity
05/15/17	5.000%	1,000,000	1,035,870
Southern California Public Power Authority Prerefunded 07/01/18 Revenue Bonds Southern Transmission Project Series 2008
07/01/27	6.000%	1,000,000	1,104,470
State of California
Prerefunded 12/01/16 Unlimited General Obligation Bonds
Various Purpose
Series 2007
12/01/26	5.000%	2,000,000	2,031,420
Unlimited General Obligation Bonds
Series 2009A Escrowed to Maturity
07/01/18	5.000%	2,320,000	2,518,058
Unrefunded Unlimited General Obligation Bonds
Series 2009A Escrowed to Maturity
07/01/18	5.000%	680,000	738,052
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/28	5.000%	520,000	644,186
09/01/29	5.000%	585,000	724,710

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
University of California Prerefunded 05/15/19 Revenue Bonds Series 2009O
05/15/20	5.000%	$1,000,000	$1,121,820
Total			39,878,238
RETIREMENT COMMUNITIES 4.9%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/24	5.375%	2,795,000	3,235,771
Series 2012
07/01/21	5.000%	1,000,000	1,156,200
Revenue Bonds
Odd Fellows Home of California
Series 2012-A
04/01/32	5.000%	4,750,000	5,684,990
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/28	5.000%	310,000	382,227
07/01/29	5.000%	300,000	368,256
California Statewide Communities Development Authority
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/19	5.000%	725,000	772,640
American Baptist Homes West
Series 2015
10/01/24	5.000%	2,575,000	3,154,118
10/01/26	5.000%	1,000,000	1,231,390
Episcopal Communities and Services
Series 2012
05/15/27	5.000%	1,520,000	1,773,612
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/28	5.000%	1,000,000	1,229,710
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/24	5.000%	310,000	361,249
05/15/25	5.000%	530,000	614,477
05/15/26	5.000%	700,000	807,702
05/15/29	5.000%	1,135,000	1,294,331
Los Angeles County Regional Financing Authority Revenue Bonds Montecedro, Inc. Project Series 2014A
11/15/34	5.000%	1,000,000	1,182,410
Total			23,249,083

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX 0.7%
Virgin Islands Public Finance Authority (d)
Refunding Revenue Bonds
Series 2013B
10/01/24	5.000%	$1,740,000	$1,762,829
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/20	5.000%	1,490,000	1,529,932
Total			3,292,761
SPECIAL PROPERTY TAX 13.8%
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/23	5.000%	1,070,000	1,261,872
City of Irvine Refunding Special Assessment Bonds Limited Obligation Reassessment District Series 2015
09/02/25	5.000%	1,300,000	1,649,063
Concord Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Series 2014 (BAM)
03/01/25	5.000%	840,000	1,054,427
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/26	5.000%	630,000	746,027
09/01/27	5.000%	805,000	949,353
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/23	5.000%	2,415,000	3,014,500
09/01/26	5.000%	1,000,000	1,250,390
09/01/27	5.000%	1,000,000	1,240,990
09/01/30	5.000%	815,000	997,438
09/01/31	5.000%	590,000	717,151
Fontana Public Finance Authority Subordinated Tax Allocation Bonds Lien-North Fontana Redevelopment Series 2005A (AMBAC)
10/01/20	5.000%	1,515,000	1,520,545
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/30	5.000%	1,040,000	1,299,626
10/01/31	5.000%	1,640,000	2,041,292
Glendale Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Central Glendale Redevelopment Subordinated Series 2013 (AGM)
12/01/21	5.000%	755,000	905,222

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/17	5.250%	$1,425,000	$1,457,333
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/30	5.000%	2,065,000	2,566,361
09/01/31	5.000%	2,720,000	3,365,810
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/29	5.000%	530,000	645,248
09/01/30	5.000%	625,000	758,662
09/01/32	5.000%	625,000	752,475
La Quinta Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A
09/01/30	5.000%	1,500,000	1,788,720
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC)
11/01/19	5.500%	1,070,000	1,221,598
Los Angeles Community Facilities District Refunding Special Tax Bonds Playa Vista-Phase 1 Series 2014
09/01/30	5.000%	1,000,000	1,186,870
Los Angeles County Redevelopment Authority Refunding Tax Allocation Bonds Los Angeles Bunker Hill Project Series 2014C (AGM)
12/01/28	5.000%	3,000,000	3,710,280
Oakland Redevelopment Successor Agency Subordinated Refunding Tax Allocation Bonds Series 2013
09/01/22	5.000%	2,000,000	2,407,140
Poway Unified School District Public Financing Authority Special Tax Refunding Bonds Series 2015B
09/01/26	5.000%	995,000	1,261,471
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/28	5.000%	1,775,000	2,070,679
09/01/29	5.000%	1,200,000	1,398,156
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
09/01/30	5.000%	$700,000	$854,938
Series 2014 (AGM)
09/01/27	5.000%	2,200,000	2,724,568
Riverside County Public Financing Authority Tax Allocation Bonds Project Area #1-Desert Communities Series 2016 (BAM)
10/01/31	4.000%	2,500,000	2,823,100
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/30	5.000%	275,000	348,334
08/01/31	5.000%	355,000	447,105
Mission Bay South Redevelopment Project
Series 2016
08/01/31	5.000%	670,000	834,250
08/01/32	5.000%	580,000	719,838
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/29	5.000%	225,000	271,134
08/01/30	5.000%	175,000	210,361
San Francisco Redevelopment Projects
Series 2009B
08/01/18	5.000%	1,255,000	1,361,888
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/28	5.000%	1,860,000	2,326,321
08/01/29	5.000%	1,000,000	1,244,870
Santa Cruz County Redevelopment Agency Refunding Tax Allocation Bonds Series 2016A (BAM)
09/01/33	4.000%	1,465,000	1,660,739
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/23	5.000%	300,000	376,197
12/01/24	5.000%	400,000	511,024
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/28	5.000%	530,000	618,287
09/01/29	5.000%	595,000	693,252
Tustin Community Facilities District Refunding Special Tax Bonds Legacy Villages of Columbus #06-1 Series 2015
09/01/29	5.000%	1,200,000	1,462,512
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010
09/01/25	5.000%	1,250,000	1,380,625

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/24	5.000%	$580,000	$732,227
09/01/26	5.000%	700,000	889,483
Total			65,729,752
STATE APPROPRIATED 4.6%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/28	5.000%	1,500,000	1,820,475
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/22	5.000%	1,925,000	2,360,512
Series 2015A
06/01/28	5.000%	1,175,000	1,472,146
Various Capital Projects
Series 2011A
10/01/20	5.000%	2,000,000	2,337,240
Series 2013I
11/01/28	5.250%	3,000,000	3,762,750
Series 2014E
09/01/30	5.000%	1,500,000	1,852,170
Subordinated Series 2009I-1
11/01/17	5.000%	2,000,000	2,111,960
Subordinated Series 2010A-1
03/01/22	5.250%	2,000,000	2,315,800
Various Correctional Facilities
Series 2014A
09/01/31	5.000%	3,000,000	3,696,750
Total			21,729,803
STATE GENERAL OBLIGATION 4.6%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/24	5.000%	5,000,000	5,869,950
Various Purpose
Series 2009
04/01/26	5.625%	2,000,000	2,254,600
10/01/29	5.250%	1,500,000	1,707,135
Series 2011
10/01/19	5.000%	4,000,000	4,542,680
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/18	5.000%	3,750,000	3,835,275
Series 2014
08/01/32	5.000%	3,000,000	3,745,680
Total			21,955,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TOBACCO 1.0%
Golden State Tobacco Securitization Corp. Asset-Backed Refunding Revenue Bonds Series 2015A
06/01/33	5.000%	$4,000,000	$4,923,960
TRANSPORTATION 0.4%
Alameda Corridor Transportation Authority Refunding Revenue Bonds 2nd Subordinated Lien Series 2016B
10/01/34	5.000%	1,500,000	1,839,465
TURNPIKE / BRIDGE / TOLL ROAD 1.3%
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/53	5.500%	3,000,000	3,590,700
Foothill-Eastern Transportation Corridor Agency (b)
Refunding Revenue Bonds
Series 2015
01/15/33	0.000%	5,000,000	2,725,650
Total			6,316,350
WATER & SEWER 6.1%
Central Coast Water Authority Refunding Revenue Bonds State Water Project Regional Facilities Series 2016
10/01/21	5.000%	5,000,000	5,984,650
City of Fresno Sewer System Revenue Bonds Series 2008A
09/01/23	5.000%	1,000,000	1,090,540
City of Los Angeles Wastewater System Unrefunded Revenue Bonds Series 2009A
06/01/25	5.750%	890,000	1,010,737
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/25	5.000%	700,000	904,169
11/15/26	5.000%	1,000,000	1,277,770
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC)
08/01/21	5.000%	1,000,000	1,041,610
Eastern Municipal Water District Refunding Revenue Bonds Series 2016A (e)
07/01/38	0.530%	2,500,000	2,500,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Kern County Water Agency Improvement District No. 4 Refunding Revenue Bonds Series 2016A (AGM)
05/01/27	5.000%	$2,300,000	$2,943,172
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/24	5.000%	1,050,000	1,346,279
10/01/25	5.000%	1,100,000	1,432,024
Oxnard Financing Authority Revenue Bonds Project Series 2006
06/01/31	5.000%	4,315,000	4,329,714
Semitropic Improvement District Refunding Revenue Bonds Series 2012A
12/01/23	5.000%	2,850,000	3,479,394
Stockton Public Financing Authority Refunding Revenue Bonds Series 2014 (BAM)
09/01/28	5.000%	1,500,000	1,847,505
Total			29,187,564
Total Municipal Bonds (Cost: $398,243,287)			$434,512,810

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 3.9%
California Infrastructure & Economic Development Bank (e)(f)
Refunding Revenue Bonds
Los Angeles Museum
VRDN Series 2008 (Wells Fargo Bank)
09/01/37	0.320%	$900,000	$900,000
VRDN Series 2008A (Wells Fargo Bank)
09/01/37	0.320%	2,045,000	2,045,000
Calleguas-Las Virgenes Public Financing Authority Refunding Revenue Bonds Municipal Water District Project VRDN Series 2008A (Wells Fargo Bank) (e)(f)
07/01/37	0.410%	3,000,000	3,000,000
Irvine Ranch Water District Refunding Special Assessment Bonds Series 2016A-2 (e)
10/01/37	0.520%	3,000,000	3,000,000
Metropolitan Water District of Southern California Refunding Revenue Bonds VRDN Series 2011A-4 (e)
07/01/36	0.820%	4,000,000	3,996,680
State of California (e)(f)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)
05/01/34	0.320%	$5,000,000	$5,000,000
VRDN Series 2003A-1 (JPMorgan Chase Bank)
05/01/33	0.300%	865,000	865,000
Total Floating Rate Notes (Cost: $18,810,000)			$18,806,,680

Municipal Short Term 3.0%
LOCAL GENERAL OBLIGATION 2.1%
California School Cash Reserve Program Authority Revenue Notes Series 2016B
06/30/17	2.000%	5,000,000	5,064,000
City of Torrance Unlimited General Obligation Notes TRAN Series 2016
07/06/17	2.000%	3,000,000	3,041,280
County of Kern Unlimited General Obligation Notes TRAN Series 2016
06/30/17	3.000%	2,000,000	2,044,240
Total			10,149,520

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
SPECIAL NON PROPERTY TAX 0.9%
County of Riverside Revenue Notes Series 2015D
10/12/16	2.000%	$4,000,000	$4,012,640
Total Municipal Short Term (Cost: $14,156,124)			$14,162,160
Total Investments
(Cost: $431,209,411) (g)			$467,481,650(h)
Other Assets & Liabilities, Net			8,751,553
Net Assets			$476,233,203

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $8,954,750 or 1.88% of net assets.

(b)	Zero coupon bond.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2016, the value of these securities amounted to $3,292,761 or 0.69% of net assets.

(e)	Variable rate security.
(f)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(g)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $431,209,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$36,346,000
Unrealized Depreciation	(73,000)
Net Unrealized Appreciation	$36,273,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
TRAN	Tax & Revenue Anticipation Note
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	434,512,810	—	434,512,810
Floating Rate Notes	—	18,806,680	—	18,806,680
Municipal Short Term	—	14,162,160	—	14,162,160
Total Investments	—	467,481,650	—	467,481,650

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.7%
AIRPORT 3.7%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2010C
01/01/25	5.000%	$1,500,000	$1,730,055
Revenue Bonds
Series 2012B
01/01/27	5.000%	1,000,000	1,186,180
Total			2,916,235
HIGHER EDUCATION 13.9%
Athens Housing Authority Refunding Revenue Bonds UGAREF East Campus Housing Series 2011
12/01/25	5.000%	1,000,000	1,177,260
Atlanta Development Authority Refunding Revenue Bonds Science Park LLC Project Series 2016
07/01/30	4.000%	900,000	1,031,589
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008
07/01/21	5.000%	750,000	803,768
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/27	5.000%	500,000	594,740
Revenue Bonds
Georgia Southern University Housing Foundation
Series 2008 (AGM)
07/01/20	5.250%	1,000,000	1,085,010
Carrollton Payroll Development Authority Refunding Revenue Bonds Anticipation Certificates - UWG Campus Center Series 2012 (AGM)
08/01/25	5.000%	800,000	960,400
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009
07/01/24	5.500%	2,500,000	2,782,175
Fulton County Development Authority Refunding Revenue Bonds Spelman College Series 2015
06/01/32	5.000%	1,000,000	1,207,700
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Series 2012 (AGM)
02/01/27	5.000%	$750,000	$895,395
Georgia Regents University Cancer Center
Series 2014 (AGM)
12/15/32	5.000%	425,000	517,399
Total			11,055,436
HOSPITAL 9.2%
Carroll City-County Hospital Authority Refunding Revenue Bonds Tanner Medical Center, Inc. Project Series 2016
07/01/30	4.000%	1,000,000	1,148,120
Cedartown Polk County Hospital Authority Revenue Bonds Floyd Healthcare Polk Medical Center RAC Series 2016
07/01/34	5.000%	500,000	598,060
DeKalb Private Hospital Authority Revenue Bonds Children’s Healthcare Series 2009
11/15/17	5.000%	320,000	337,472
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A
06/15/23	5.250%	2,000,000	2,234,960
Floyd County Hospital Authority Refunding Revenue Bonds Floyd Medical Center Project Series 2016
07/01/31	5.000%	595,000	738,573
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM)
07/01/23	5.000%	2,000,000	2,230,740
Total			7,287,925
JOINT POWER AUTHORITY 4.0%
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Project One
Subordinated Series 2015A
01/01/32	5.000%	1,000,000	1,215,030
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/21	5.250%	1,395,000	1,650,174
Unrefunded Revenue Bonds
Project One
Subordinated Series 2008D
01/01/23	6.000%	260,000	286,395
Total			3,151,599

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION 22.2%
Cherokee County Board of Education Unlimited General Obligation Bonds Series 2014A
08/01/30	5.000%	$1,000,000	$1,237,580
City of Atlanta Unlimited General Obligation Refunding Bonds Series 2014A
12/01/26	5.000%	500,000	633,840
City of Decatur Unlimited General Obligation Bonds Series 2016
08/01/29	4.000%	750,000	889,118
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC)
09/01/19	5.250%	500,000	502,135
Columbia County School District Unlimited General Obligation Bonds Series 2015
10/01/22	5.000%	1,000,000	1,230,590
County of Columbia Unlimited General Obligation Bonds Sales Tax Series 2015
04/01/22	5.000%	285,000	346,001
County of DeKalb Unlimited General Obligation Refunding Bonds Special Transportation - Parks Greenspace Series 2016
12/01/27	5.000%	750,000	975,877
Forsyth County Public Facilities Authority Revenue Bonds Forsyth County School District Project Series 2016
02/01/29	4.000%	450,000	527,063
Forsyth County School District Unlimited General Obligation Bonds Series 2014
02/01/28	5.000%	1,000,000	1,234,650
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010
02/01/24	5.000%	1,500,000	1,910,805
Henry County School District Unlimited General Obligation Bonds Series 2016
08/01/32	4.000%	1,000,000	1,169,670

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Sandy Springs Public Facilities Authority Revenue Bonds City Center Project Series 2015
05/01/28	5.000%	$1,000,000	$1,296,180
Savannah-Chatham County School District Unlimited General Obligation Refunding Bonds Series 2004 (AGM)
08/01/19	5.250%	2,000,000	2,270,500
South Fulton Municipal Regional Water & Sewer Authority Refunding Revenue Bonds Series 2014
01/01/31	5.000%	1,000,000	1,197,570
Winder-Barrow Industrial Building Authority Refunding Revenue Bonds City of Winder Project Series 2012 (AGM)
12/01/24	5.000%	1,900,000	2,246,978
Total			17,668,557
MULTI-FAMILY 1.4%
Cobb County Development Authority Refunding Revenue Bonds Kennesaw State University Junior Subordinated Series 2014
07/15/29	5.000%	980,000	1,117,768
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	220,000	263,254
OTHER BOND ISSUE 0.9%
Columbus Housing Authority Revenue Bonds Eagles Trace Apartments Project Series 2015
12/01/25	3.250%	720,000	738,684
PREPAID GAS 0.4%
Main Street Natural Gas, Inc. Revenue Bonds Series 2007A
09/15/19	5.250%	295,000	326,002

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED 8.6%
Cherokee County Board of Education Prerefunded 08/01/19 Unlimited General Obligation Bonds Series 2009A
08/01/22	5.000%	$1,600,000	$1,805,872
Cobb County Development Authority Prerefunded 07/15/17 Revenue Bonds KSU Village Real Estate Series 2007A (AMBAC)
07/15/27	5.250%	1,500,000	1,566,135
Gwinnett County School District Prerefunded 02/01/18 Unlimited General Obligation Bonds Series 2008
02/01/22	5.000%	1,000,000	1,066,680
Municipal Electric Authority of Georgia Prerefunded 07/01/18 Revenue Bonds Project One Subordinated Series 2008D
01/01/23	6.000%	740,000	816,553
Walton County Water & Sewer Authority Prerefunded 02/01/18 Revenue Bonds Hard Labor Creek Project Series 2008 (AGM)
02/01/25	5.000%	1,495,000	1,594,447
Total			6,849,687
SALES TAX 1.2%
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds 3rd Indenture Series 2014A
07/01/24	5.000%	750,000	940,755
SINGLE FAMILY 1.3%
Georgia Housing & Finance Authority Revenue Bonds Series 2014B-1
12/01/29	3.000%	1,000,000	1,042,130
SPECIAL NON PROPERTY TAX 5.7%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.250%	1,500,000	1,682,265
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Third Indenture Series 2012A
07/01/30	5.000%	1,500,000	1,803,975

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	$300,000	$327,303
Virgin Islands Public Finance Authority Refunding Revenue Bonds Senior Lien Series 2009B (a)
10/01/25	5.000%	750,000	754,688
Total			4,568,231
SPECIAL PROPERTY TAX 5.8%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/28	5.000%	525,000	653,420
12/01/33	5.000%	1,000,000	1,222,460
City of Atlanta
Refunding Tax Allocation Bonds
Atlanta Station Project
Series 2007 (AGM)
12/01/20	5.250%	1,545,000	1,628,770
Eastside Project
Series 2016
01/01/28	5.000%	300,000	374,016
01/01/29	5.000%	300,000	371,703
01/01/30	5.000%	300,000	369,117
Total			4,619,486
STATE GENERAL OBLIGATION 2.8%
State of Georgia Unlimited General Obligation Bonds Series 2009D
05/01/23	5.000%	2,000,000	2,236,440
TRANSPORTATION 1.4%
Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant Series 2009A
06/01/21	5.000%	1,000,000	1,117,380
TURNPIKE / BRIDGE / TOLL ROAD 0.8%
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014 (b)(c)
06/01/24	0.000%	1,000,000	659,570

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 13.1%
Augusta Water & Sewerage Refunding Revenue Bonds Series 2007 (AGM)
10/01/22	5.000%	$2,000,000	$2,123,520
Cherokee County Water & Sewer Authority Refunding Revenue Bonds Series 2016
08/01/31	5.000%	250,000	317,965
City of Atlanta Water & Wastewater Refunding Revenue Bonds Series 2015
11/01/30	5.000%	1,000,000	1,244,370
City of Columbus Water & Sewerage Refunding Revenue Bonds Series 2016
05/01/32	5.000%	350,000	443,695
City of Gainesville Water & Sewerage Refunding Revenue Bonds Series 2014
11/15/26	5.000%	1,500,000	1,894,650

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
County of DeKalb Water & Sewage Refunding Revenue Bonds Series 2006B
10/01/21	5.250%	$2,000,000	$2,431,880
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA)
09/01/16	5.000%	1,030,000	1,033,347
Villa Rica Public Facilities Authority Refunding Revenue Bonds Water & Sewer Project Series 2015
03/01/31	5.000%	750,000	912,255
Total			10,401,682
Total Municipal Bonds (Cost: $71,462,068)			$76,960,821
Total Investments
(Cost: $71,462,068) (d)			$76,960,821(e)
Other Assets & Liabilities, Net			2,602,656
Net Assets			$79,563,477

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2016, the value of these securities amounted to $1,345,245 or 1.69% of net assets.

(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $659,570 or 0.83% of net assets.

(c)	Zero coupon bond.
(d)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $71,462,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,550,000
Unrealized Depreciation	(51,000)
Net Unrealized Appreciation	$5,499,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
RAC	Revenue Anticipation Certificate
XLCA	XL Capital Assurance

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	76,960,821	—	76,960,821
Total Investments	—	76,960,821	—	76,960,821

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.4%
DISPOSAL 1.2%
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011
11/01/24	5.000%	$1,030,000	$1,200,424
HIGHER EDUCATION 4.4%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/29	5.000%	1,000,000	1,155,180
Notre Dame of Maryland University
Series 2012
10/01/32	5.000%	1,000,000	1,155,750
Montgomery County Authority Refunding Revenue Bonds Series 2014
05/01/27	5.000%	500,000	615,600
Morgan State University Refunding Revenue Bonds Series 2012
07/01/30	5.000%	150,000	177,309
University System of Maryland Refunding Revenue Bonds Series 2015A
04/01/24	5.000%	1,000,000	1,269,540
Total			4,373,379
HOSPITAL 15.8%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/29	5.000%	750,000	894,682
MedStar Health, Inc.
Series 2015
08/15/33	5.000%	500,000	601,170
Mercy Medical Center
Series 2016A
07/01/32	5.000%	600,000	733,440
Meritus Medical Center Issue
Series 2015
07/01/27	5.000%	1,000,000	1,214,410
Peninsula Regional Medical Center
Series 2015
07/01/32	5.000%	1,000,000	1,200,120
07/01/34	5.000%	1,000,000	1,193,710
University of Maryland Medical System
Series 2015
07/01/28	5.000%	500,000	618,095
Western Maryland Health System
Series 2014
07/01/34	5.250%	1,500,000	1,786,455
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Carroll Hospital
Series 2012A
07/01/26	5.000%	$1,210,000	$1,429,567
07/01/27	5.000%	1,000,000	1,175,610
Johns Hopkins Health System
Series 2012
07/01/28	5.000%	1,000,000	1,185,780
Johns Hopkins Health System
Series 2013C
05/15/33	5.000%	1,500,000	1,790,820
MedStar Health
Series 2011
08/15/22	5.000%	1,620,000	1,921,012
Total			15,744,871
INVESTOR OWNED 2.8%
Maryland Economic Development Corp. Refunding Revenue Bonds Potomac Series 2009
09/01/22	6.200%	2,500,000	2,839,575
LOCAL APPROPRIATION 1.5%
Howard County Housing Commission Revenue Bonds Roger Carter Recreation Center Project Series 2011
06/01/26	5.000%	585,000	679,524
Maryland State Transportation Authority Refunding Revenue Bonds Metrorail Parking Projects Series 2014
07/01/23	4.000%	750,000	867,855
Total			1,547,379
LOCAL GENERAL OBLIGATION 15.2%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM)
10/15/22	5.000%	2,000,000	2,191,520
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvement
Series 2015
04/01/27	5.000%	1,500,000	1,921,215
Consolidated General Improvements
Series 2014
04/01/25	5.000%	1,250,000	1,584,587
Series 2016
10/01/28	5.000%	765,000	977,800
Limited General Obligation Refunding Bonds
Consolidated General Improvement
Series 2015
04/01/26	5.000%	1,000,000	1,289,020

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
County of Frederick
Unlimited General Obligation Bonds
Public Facilities
Series 2016A
08/01/27	5.000%	$1,000,000	$1,323,340
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/18	5.250%	2,005,000	2,215,445
11/01/21	5.250%	2,500,000	3,045,450
County of Prince George’s Limited General Obligation Refunding & Public Improvement Bonds Consolidated Series 2011B
09/15/20	5.000%	500,000	585,080
Total			15,133,457
MULTI-FAMILY 6.4%
Howard County Housing Commission
Revenue Bonds
Gateway Village Apartments
Series 2016
06/01/31	4.000%	870,000	962,368
General Capital Improvement Program
Series 2015
06/01/32	4.000%	750,000	812,070
Maryland Economic Development Corp.
Refunding Revenue Bonds
Morgan State University Project
Senior Series 2012
07/01/20	4.000%	550,000	592,367
University of Maryland Baltimore County Student Housing
Series 2016 (AGM)
07/01/30	5.000%	725,000	912,789
University of Maryland College Park Student Housing
Series 2016 (AGM)
06/01/30	5.000%	875,000	1,099,989
Revenue Bonds
Salisbury University Project
Series 2012
06/01/27	5.000%	1,100,000	1,235,784
Towson University Project
Senior Series 2012
07/01/27	5.000%	700,000	814,821
Total			6,430,188
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	220,000	263,254

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE 2.3%
County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A
04/01/22	5.000%	$2,055,000	$2,273,056
Maryland Community Development Administration Revenue Bonds Capital Fund Securitization Series 2003 (AGM)
07/01/21	4.400%	45,000	45,121
Total			2,318,177
OTHER INDUSTRIAL DEVELOPMENT BOND 0.8%
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010
09/01/25	5.750%	800,000	794,928
POOL / BOND BANK 1.1%
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008A
03/01/23	5.000%	1,000,000	1,067,710
REFUNDED / ESCROWED 6.4%
City of Baltimore
Prerefunded 07/01/18 Revenue Bonds
Wastewater Projects
Series 2008A (AGM)
07/01/21	5.000%	1,250,000	1,355,713
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/24	5.000%	1,400,000	1,706,446
State of Maryland Department of Transportation Prerefunded 02/15/18 Revenue Bonds Series 2008
02/15/22	5.000%	3,125,000	3,338,562
Total			6,400,721
RETIREMENT COMMUNITIES 6.4%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Group Series 2009B
01/01/23	6.000%	1,250,000	1,406,175
County of Baltimore
Revenue Bonds
Oak Crest Village, Inc. Facility
Series 2007A
01/01/22	5.000%	1,045,000	1,063,591

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
01/01/27	5.000%	$2,000,000	$2,031,720
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Charlestown Community
Series 2010
01/01/30	6.125%	735,000	869,189
King Farm Presbyterian Community
Series 2007A
01/01/27	5.250%	1,000,000	1,009,710
Total			6,380,385
SINGLE FAMILY 0.6%
Maryland Community Development Administration Housing Revenue Bonds Series 2016
03/01/36	3.250%	600,000	625,128
SPECIAL NON PROPERTY TAX 6.3%
Maryland Stadium Authority Revenue Bonds Baltimore City Public Schools Series 2016
05/01/29	5.000%	2,470,000	3,142,136
State of Maryland Department of Transportation
Revenue Bonds
3rd Series 2015
12/15/26	4.000%	1,000,000	1,177,330
Series 2009
06/15/21	4.000%	1,495,000	1,630,417
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	350,000	381,854
Total			6,331,737
SPECIAL PROPERTY TAX 4.9%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/23	5.000%	225,000	272,396
07/01/24	5.000%	500,000	614,650
City of Baltimore Refunding Tax Allocation Bonds Consolidated Tax Projects Series 2015
06/15/27	5.000%	520,000	615,431
County of Frederick Special Tax Bonds Urbana Community Development Authority Series 2010A
07/01/25	5.000%	2,500,000	2,855,675

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
County of Montgomery Refunding Special Tax Bonds West Germantown Development District Series 2014
07/01/25	4.000%	$485,000	$558,618
Total			4,916,770
STATE APPROPRIATED 3.7%
Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters Series 2010
06/01/22	4.500%	2,675,000	3,175,359
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2006A
12/15/19	5.250%	500,000	552,160
Total			3,727,519
STATE GENERAL OBLIGATION 5.5%
State of Maryland
Unlimited General Obligation Bonds
1st Series 2016
06/01/31	3.000%	1,000,000	1,047,000
Series 2015A
03/01/27	4.000%	1,500,000	1,740,240
State & Local Facilities-Capital Improvement
1st Series 2003A
03/01/17	5.250%	1,500,000	1,542,405
Unlimited General Obligation Refunding Bonds
Series 2015B
08/01/24	4.000%	1,000,000	1,205,770
Total			5,535,415
TRANSPORTATION 3.4%
Washington Metropolitan Area Transit Authority Revenue Bonds Transit Series 2009
07/01/23	5.250%	3,000,000	3,363,060
TURNPIKE / BRIDGE / TOLL ROAD 2.3%
Maryland State Transportation Authority Revenue Bonds Series 2009A
07/01/22	5.000%	2,000,000	2,249,260
WATER & SEWER 6.1%
City of Baltimore Subordinated Revenue Bonds Series 2014A
07/01/32	5.000%	1,000,000	1,225,370

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008
03/01/21	5.000%	$2,500,000	$2,668,450
Washington Suburban Sanitary Commission
Unlimited General Obligation Bonds
Consolidated Public Improvement
Series 2016

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
06/01/29	3.000%	$1,000,000	$1,092,960
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2009
06/01/21	4.000%	1,000,000	1,090,470
Total			6,077,250
Total Municipal Bonds (Cost: $90,441,167)			$97,320,587
Total Investments
(Cost: $90,441,167) (b)			$97,320,587(c)
Other Assets & Liabilities, Net			2,574,606
Net Assets			$99,895,193

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2016, the value of these securities amounted to $645,108 or 0.65% of net assets.

(b)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $90,441,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,884,000
Unrealized Depreciation	(5,000)
Net Unrealized Appreciation	$6,879,000

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	97,320,587	—	97,320,587
Total Investments	—	97,320,587	—	97,320,587

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.6%
AIRPORT 1.5%
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A
05/01/23	5.000%	$3,000,000	$3,459,600
HIGHER EDUCATION 9.4%
Appalachian State University Refunding Revenue Bonds Series 2016B
10/01/20	5.000%	1,380,000	1,610,543
East Carolina University
Revenue Bonds
General
Series 2014A
10/01/31	5.000%	1,900,000	2,330,274
Series 2016A
10/01/30	4.000%	2,000,000	2,312,060
North Carolina Agricultural & Technical State University Refunding Revenue Bonds General Purpose Series 2015A
10/01/32	5.000%	2,000,000	2,455,320
North Carolina Capital Facilities Finance Agency
Prerefunded 01/01/19 Revenue Bonds
Wake Forest University
Series 2009
01/01/26	5.000%	1,000,000	1,105,390
Refunding Revenue Bonds
Wake Forest University
Series 2016
01/01/35	4.000%	1,280,000	1,459,853
Revenue Bonds
Meredith College
Series 2008
06/01/31	6.000%	1,000,000	1,069,770
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/28	4.000%	955,000	1,096,159
10/01/29	4.000%	625,000	708,531
University of North Carolina System
Revenue Bonds
General Trust Indenture
Series 2009B
10/01/17	4.250%	1,000,000	1,041,000
Unrefunded Revenue Bonds
Series 2008A (AGM)
10/01/22	5.000%	360,000	392,227
University of North Carolina at Charlotte (The) Revenue Bonds Series 2014
04/01/30	5.000%	1,000,000	1,213,950
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
04/01/29	5.000%	$390,000	$491,443
04/01/30	5.000%	250,000	313,402
Revenue Bonds
General
Series 2014
04/01/32	5.000%	2,000,000	2,416,840
University of North Carolina at Wilmington Refunding Revenue Bonds Series 2015
06/01/29	5.000%	2,000,000	2,458,980
Total			22,475,742
HOSPITAL 12.4%
Charlotte-Mecklenburg Hospital Authority (The)
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2007A (AGM)
01/15/20	5.000%	1,550,000	1,580,985
Series 2008A
01/15/24	5.250%	2,000,000	2,116,620
Series 2009A
01/15/21	5.000%	1,000,000	1,104,460
North Carolina Medical Care Commission
Refunding Revenue Bonds
Duke University Health System
Series 2016
06/01/28	5.000%	2,000,000	2,638,320
Mission Health System, Inc.
Series 2015
10/01/36	5.000%	2,515,000	3,041,188
Novant Health Obligation Group
Series 2013
11/01/24	5.000%	530,000	640,410
Southeastern Regional Medical Center
Series 2012
06/01/26	5.000%	1,000,000	1,155,380
Vidant Health
Series 2012A
06/01/25	5.000%	1,500,000	1,779,600
06/01/36	5.000%	1,445,000	1,665,521
Series 2015
06/01/30	5.000%	1,000,000	1,230,090
WakeMed
Series 2012A
10/01/31	5.000%	2,000,000	2,346,380
Revenue Bonds
Duke University Health System
Series 2012A
06/01/32	5.000%	3,635,000	4,310,092
Moses Cone Health System
Series 2011
10/01/20	5.000%	3,215,000	3,713,132
Rex Hospital, Inc.
Series 2015A
07/01/32	5.000%	1,000,000	1,218,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Northern Hospital District of Surry County Revenue Bonds Series 2008
10/01/24	5.750%	$1,000,000	$1,062,320
Total			29,602,948
JOINT POWER AUTHORITY 2.1%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/31	5.000%	2,000,000	2,501,200
Series 2016A
01/01/28	5.000%	1,500,000	1,928,070
Unrefunded Revenue Bonds
Series 2009A
01/01/25	5.000%	430,000	472,471
Total			4,901,741
LOCAL APPROPRIATION 17.1%
Appalachian State University Refunding Revenue Bonds Series 2016A
10/01/26	5.000%	325,000	420,947
City of Charlotte Refunding Certificate of Participation Series 2016A
12/01/25	5.000%	1,300,000	1,678,599
City of Kannapolis Revenue Bonds Series 2014
04/01/31	5.000%	1,365,000	1,644,115
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/33	4.000%	800,000	895,944
03/01/35	5.000%	1,000,000	1,226,310
City of Raleigh
Limited Obligation Refunding Revenue Bonds
Series 2016
02/01/31	4.000%	385,000	447,374
02/01/32	4.000%	775,000	895,505
City of Wilmington Refunding Revenue Bonds Series 2014A
06/01/28	5.000%	500,000	616,920
City of Winston-Salem Refunding Revenue Bonds Series 2014C
06/01/29	5.000%	750,000	923,588
County of Brunswick
Revenue Bonds
Series 2015A
06/01/28	5.000%	250,000	312,663
06/01/29	5.000%	250,000	310,788
County of Buncombe

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Revenue Bonds
Series 2012
06/01/28	5.000%	$500,000	$601,665
06/01/29	5.000%	1,000,000	1,202,080
Series 2014A
06/01/32	5.000%	1,635,000	2,002,483
County of Cabarru Revenue Bonds Installment Financing Contract Series 2016
04/01/28	5.000%	1,000,000	1,270,420
County of Catawba Revenue Bonds Series 2011
10/01/22	5.000%	400,000	474,676
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1
12/01/21	5.000%	2,775,000	3,145,018
County of Dare Refunding Revenue Bonds Series 2016A
06/01/31	4.000%	225,000	255,953
County of Davidson Revenue Bonds Series 2016
06/01/29	5.000%	1,000,000	1,277,320
County of Duplin Revenue Bonds Series 2016
04/01/34	5.000%	1,000,000	1,223,200
County of Johnston Revenue Bonds Series 2014
06/01/28	5.000%	1,000,000	1,252,460
County of Martin Refunding Revenue Bonds Water & Sewer District Series 2014
06/01/30	4.000%	730,000	818,534
County of Moore Revenue Bonds Series 2010
06/01/24	5.000%	1,635,000	1,857,932
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC)
09/01/18	5.000%	1,755,000	1,909,282
County of Onslow Revenue Bonds Series 2015
06/01/27	4.000%	405,000	472,493

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
County of Pender
Revenue Bonds
Series 2015
04/01/27	5.000%	$1,165,000	$1,449,854
04/01/28	5.000%	1,290,000	1,593,795
County of Randolph Refunding Revenue Bonds Series 2013C
10/01/26	5.000%	1,500,000	1,923,825
County of Union Refunding Revenue Bonds Series 2012
12/01/24	5.000%	1,715,000	2,198,630
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/27	5.000%	500,000	622,645
06/01/29	5.000%	500,000	615,195
Durham Capital Financing Corp. Refunding Revenue Bonds Series 2016
12/01/28	5.000%	630,000	810,533
Durham Capital Financing Corp Refunding Revenue Bonds Series 2016
12/01/29	5.000%	1,100,000	1,409,375
Jacksonville Public Facilities Corp. Limited Obligation Revenue Bonds Series 2012
04/01/26	5.000%	1,075,000	1,277,562
Orange County Public Facilities Co. Revenue Bonds Series 2012
10/01/24	5.000%	1,325,000	1,617,043
Total			40,654,726
LOCAL GENERAL OBLIGATION 6.6%
City of Raleigh Unlimited General Obligation Refunding Bonds Series 2016A
09/01/27	5.000%	2,000,000	2,700,460
City of Winston-Salem Unlimited General Obligation Bonds Series 2016B
06/01/23	5.000%	1,935,000	2,430,360
County of Henderson Revenue Bonds Series 2015
10/01/30	5.000%	500,000	626,070
County of New Hanover
Unlimited General Obligation Refunding Bonds
Series 2009
12/01/17	5.000%	1,170,000	1,239,755
Series 2016

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
08/01/27	4.000%	$820,000	$999,039
County of Pitt (a)
Refunding Revenue Bonds
Series 2017
04/01/22	5.000%	750,000	872,400
04/01/24	5.000%	410,000	492,894
04/01/25	5.000%	520,000	632,986
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010
02/01/18	4.000%	1,500,000	1,577,790
County of Wake
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/22	5.000%	2,000,000	2,440,120
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	1,565,000	1,741,485
Total			15,753,359
MULTI-FAMILY 2.2%
North Carolina Capital Facilities Finance Agency Refunding Revenue Bonds North Carolina A&T University Foundation Project Series 2015A
06/01/28	5.000%	1,000,000	1,191,590
University of North Carolina at Wilmington Refunding Revenue Bonds Student Housing Projects Series 2016
06/01/29	4.000%	1,000,000	1,159,730
Western Carolina University
Limited Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/27	5.000%	500,000	633,915
06/01/28	5.000%	1,000,000	1,259,500
06/01/29	5.000%	800,000	1,002,280
Total			5,247,015
MUNICIPAL POWER 2.6%
City of Concord Utilities Systems Refunding Revenue Bonds Series 2009B
12/01/19	5.000%	1,500,000	1,709,175
City of Fayetteville Public Works Commission Revenue Bonds Series 2014
03/01/27	4.000%	1,250,000	1,455,825
Greenville Utilities Commission
Refunding Revenue Bonds
Series 2016
04/01/31	5.000%	1,000,000	1,266,630
Revenue Bonds
Series 2008A (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
11/01/18	5.000%	$1,040,000	$1,137,916
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	520,000	622,237
Total			6,191,783
PORTS 0.9%
North Carolina State Ports Authority Revenue Bonds Senior Lien Series 2010B
02/01/25	5.000%	2,000,000	2,229,700
REFUNDED / ESCROWED 21.7%
Albemarle Hospital Authority
Prerefunded 10/01/17 Revenue Bonds
Series 2007
10/01/21	5.250%	2,000,000	2,108,700
10/01/27	5.250%	1,000,000	1,054,350
Cape Fear Public Utility Authority Prerefunded 04/01/18 Revenue Bonds Series 2008
08/01/20	5.000%	1,000,000	1,087,900
City of Winston-Salem Water & Sewer System
Prerefunded 06/01/17 Revenue Bonds
Series 2007A
06/01/19	5.000%	3,000,000	3,110,790
Prerefunded 06/01/19 Revenue Bonds
Series 2009
06/01/23	5.000%	1,000,000	1,122,350
County of Brunswick Enterprise Systems
Prerefunded 04/01/18 Revenue Bonds
Series 2008A
04/01/20	5.000%	1,915,000	2,056,308
04/01/22	5.000%	1,390,000	1,492,568
County of Cabarrus Prerefunded 06/01/18 Certificates of Participation Installment Financing Contract Series 2008C
06/01/22	5.000%	1,545,000	1,670,500
County of Craven
Prerefunded 06/01/17 Certificate of Participation
Series 2007 (NPFGC)
06/01/18	5.000%	2,825,000	2,931,277
06/01/19	5.000%	1,825,000	1,893,657
County of Harnett Prerefunded 06/01/19 Certificate of Participation Series 2009
06/01/22	5.000%	1,880,000	2,108,890
County of Mecklenburg Prerefunded 02/01/19 Certificate of Participation Series 2009A
02/01/23	5.000%	1,000,000	1,109,340

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
County of Wake
Prerefunded 03/01/19 Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	$935,000	$1,040,440
Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/26	5.125%	3,065,000	3,605,942
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/18 Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	1,500,000	1,599,510
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/26	5.000%	2,250,000	2,485,980
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,000,000	1,265,050
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC)
01/01/22	6.000%	1,000,000	1,265,050
Series 1993B Escrowed to Maturity (NPFGC/IBC)
01/01/22	6.000%	3,000,000	3,676,590
North Carolina Infrastructure Finance Corp. Prerefunded 05/01/17 Certificate of Participation Capital Improvement Series 2007A (AGM)
05/01/24	5.000%	2,570,000	2,657,277
North Carolina Medical Care Commission Prerefunded 11/01/17 Revenue Bonds Wilson Medical Center Series 2007
11/01/19	5.000%	3,385,000	3,573,781
North Carolina Municipal Power Agency No. 1
Prerefunded 01/01/18 Revenue Bonds
Series 2008A
01/01/20	5.250%	2,000,000	2,133,280
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
01/01/25	5.000%	1,070,000	1,183,313
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC) (b)
07/01/18	5.500%	3,360,000	3,670,766
University of North Carolina System
Prerefunded 10/01/18 Revenue Bonds
Series 2008A (AGM)
10/01/22	5.000%	985,000	1,078,043
10/01/22	5.000%	655,000	716,871
Total			51,698,523
RETIREMENT COMMUNITIES 2.8%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-United Church
Series 2015A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
09/01/30	4.500%	$1,000,000	$1,038,800
1st Mortgage-United Methodist
Series 2013A
10/01/33	5.000%	1,595,000	1,693,715
Pennybyrn at Maryfield
Series 2015
10/01/25	5.000%	1,000,000	1,149,770
United Methodist Retirement
Series 2016
10/01/30	5.000%	700,000	852,089
North Carolina Medical Care Commission (a)
Refunding Revenue Bonds
Deerfield Episcopal Retirement Community
Series 2016
11/01/31	5.000%	1,500,000	1,854,765
Total			6,589,139
SPECIAL NON PROPERTY TAX 1.5%
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	500,000	545,505
Virgin Islands Public Finance Authority (b)
Refunding Revenue Bonds
Senior Lien
Series 2009B
10/01/25	5.000%	1,500,000	1,509,375
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/20	5.000%	1,560,000	1,601,808
Total			3,656,688
STATE APPROPRIATED 1.1%
State of North Carolina Refunding Revenue Bonds Series 2014B
06/01/25	5.000%	2,000,000	2,581,080
TRANSPORTATION 0.5%
State of North Carolina Revenue Bonds Vehicle - GARVEE Series 2015
03/01/27	5.000%	900,000	1,118,529
WATER & SEWER 16.2%
Cape Fear Public Utility Authority Refunding Revenue Bonds Series 2016
08/01/30	4.000%	1,000,000	1,182,530
City of Charlotte Water & Sewer System
Revenue Bonds
Series 2008

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
07/01/23	5.000%	$3,000,000	$3,249,180
Series 2009B
07/01/25	5.000%	5,835,000	6,759,789
City of Gastonia Combined Utilities System
Refunding Revenue Bonds
Series 2009
05/01/17	4.000%	1,205,000	1,236,728
Revenue Bonds
Series 2015
05/01/29	5.000%	265,000	335,039
05/01/30	5.000%	660,000	827,924
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/17	5.250%	2,000,000	2,079,820
06/01/22	5.250%	1,200,000	1,485,036
06/01/23	5.250%	2,000,000	2,528,300
City of High Point Combined Water & Sewer System
Revenue Bonds
Series 2008 (AGM)
11/01/24	5.000%	1,000,000	1,095,690
11/01/25	5.000%	1,000,000	1,095,220
City of Jacksonville Enterprise System Refunding Revenue Bonds Series 2016
05/01/28	5.250%	250,000	334,118
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/25	5.000%	1,200,000	1,583,892
Revenue Bonds
Series 2011
03/01/27	5.000%	800,000	939,592
City of Thomasville Combined Enterprise System Refunding Revenue Bonds Series 2012
05/01/26	4.000%	860,000	960,508
City of Winston-Salem Water & Sewer System Refunding Revenue Bonds Series 2016A
06/01/33	4.000%	2,165,000	2,522,593
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/26	5.000%	1,070,000	1,366,476
04/01/27	5.000%	1,500,000	1,896,855
County of Union Enterprise System Revenue Bonds Series 2015
06/01/29	5.000%	500,000	631,160
Guam Government Waterworks Authority Revenue Bonds Series 2016 (b)
07/01/36	5.000%	350,000	409,353
Onslow Water & Sewer Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Refunding Revenue Bonds
Series 2016
12/01/30	4.000%	$1,600,000	$1,877,920
12/01/31	4.000%	1,640,000	1,911,617
Town of Carolina Beach Enterprise System
Refunding Revenue Bonds
Series 2016
06/01/27	5.000%	500,000	640,820
06/01/28	5.000%	375,000	477,386

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/30	5.000%	$335,000	$427,031
04/01/31	5.000%	450,000	571,801
Total			38,426,378
Total Municipal Bonds (Cost: $219,554,512)			$234,586,951
Total Investments
(Cost: $219,554,512) (c)			$234,586,951(d)
Other Assets & Liabilities, Net			3,349,204
Net Assets			$237,936,155

Notes to Portfolio of Investments
(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2016, the value of these securities amounted to $8,359,044 or 3.51% of net assets.

(c)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $219,555,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,140,000
Unrealized Depreciation	(108,000)
Net Unrealized Appreciation	$15,032,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	234,586,951	—	234,586,951
Total Investments	—	234,586,951	—	234,586,951

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.8%
AIRPORT 1.8%
County of Horry Airport
Revenue Bonds
Series 2010A
07/01/18	5.000%	$1,315,000	$1,413,835
07/01/20	5.000%	1,150,000	1,308,401
Total			2,722,236
CHARTER SCHOOLS 1.1%
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/33	7.000%	500,000	562,950
South Carolina Jobs-Economic Development Authority (a)
Revenue Bonds
Series 2015A
08/15/35	5.125%	1,000,000	1,040,670
Total			1,603,620
HIGHER EDUCATION 7.9%
Clemson University
Revenue Bonds
Athletic Facility
Series 2014A
05/01/28	5.000%	1,170,000	1,469,122
Series 2015B
05/01/29	5.000%	2,000,000	2,552,400
Coastal Carolina University Revenue Bonds Series 2015
06/01/24	5.000%	1,500,000	1,878,375
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/32	5.000%	1,895,000	2,303,638
Wofford College
Series 2016
04/01/31	5.000%	1,320,000	1,599,391
University of South Carolina
Refunding Revenue Bonds
Series 2016A
05/01/31	4.000%	275,000	312,290
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/26	5.000%	1,500,000	1,785,090
Total			11,900,306
HOSPITAL 12.9%
County of Florence Refunding Revenue Bonds McLeod Regional Medical Center Project Series 2014
11/01/31	5.000%	1,500,000	1,812,915
County of Greenwood
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Self Regional Healthcare
Series 2012B
10/01/27	5.000%	$1,750,000	$2,033,972
10/01/31	5.000%	2,000,000	2,292,440
Greenville Health System Refunding Revenue Bonds Series 2008A
05/01/21	5.250%	2,750,000	2,960,870
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	1,230,000	1,296,457
11/01/18	5.000%	1,000,000	1,054,250
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Anmed Health Project
Series 2010
02/01/17	5.000%	500,000	510,280
Palmetto Health
Series 2005A (AGM)
08/01/21	5.250%	3,000,000	3,248,250
Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/20	5.000%	2,000,000	2,329,720
11/01/24	5.000%	450,000	541,953
Spartanburg Regional Health Services District Revenue Bonds Series 2008A
04/15/19	5.000%	1,225,000	1,311,657
Total			19,392,764
JOINT POWER AUTHORITY 7.1%
Piedmont Municipal Power Agency Refunding Revenue Bonds Series 2008A-3 (AGM)
01/01/18	5.000%	3,050,000	3,233,915
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014B
12/01/32	5.000%	1,250,000	1,501,700
Series 2016A
12/01/28	5.000%	2,000,000	2,519,500
Series 2016B
12/01/35	5.000%	1,500,000	1,842,810
Unrefunded Revenue Bonds
Series 2009A
01/01/28	5.000%	1,360,000	1,490,193
Total			10,588,118
LOCAL APPROPRIATION 21.7%
Berkeley County School District Refunding Revenue Bonds Securing Assets for Education Series 2015A
12/01/27	5.000%	1,500,000	1,837,230

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Charleston Educational Excellence Finance Corp. Refunding Revenue Bonds Charleston County School Series 2013
12/01/25	5.000%	$2,000,000	$2,502,700
Charleston Public Facilities Corp. Revenue Bonds Series 2015A
09/01/29	5.000%	1,000,000	1,238,480
City of Florence Accomodations Fee
Revenue Bonds
Series 2015
05/01/30	4.000%	1,000,000	1,141,760
05/01/35	5.000%	1,000,000	1,193,720
City of North Charleston Revenue Bonds Series 2012
06/01/29	5.000%	2,280,000	2,677,564
County of Florence Revenue Bonds Series 2015
10/01/28	5.000%	1,000,000	1,205,790
Dorchester County School District No. 2 Refunding Revenue Bonds Growth Installment Purchase Series 2013
12/01/27	5.000%	1,000,000	1,212,600
Fort Mill School Facilities Corp. Refunding Revenue Bonds Fort Mills School District #4 Series 2015
12/01/28	5.000%	1,000,000	1,229,550
Greenwood Fifty Schools Facilities, Inc. Refunding Revenue Bonds Greenwood School District #50 Series 2016 (BAM)
12/01/27	5.000%	1,750,000	2,201,745
Kershaw County School District Refunding Revenue Bonds Series 2015
12/01/25	5.000%	1,000,000	1,246,250
Lexington One School Facilities Corp. Refunding Revenue Bonds Lexington County School District Series 2015
12/01/26	5.000%	835,000	1,039,550
Lexington School District No. 2 Educational Facilities Corp. Refunding Revenue Bonds Series 2015B
12/01/26	5.000%	1,815,000	2,241,797

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL APPROPRIATION (CONTINUED)
Newberry Investing in Children’s Education Refunding Revenue Bonds Newberry County School District Series 2014
12/01/29	5.000%	$1,500,000	$1,840,560
SCAGO Educational Facilities Corp. for Calhoun School District Refunding Revenue Bonds Series 2015 (BAM)
12/01/26	5.000%	520,000	653,614
SCAGO Educational Facilities Corp. for Cherokee School District No. 1 Refunding Revenue Bonds Series 2015
12/01/28	5.000%	1,830,000	2,236,882
SCAGO Educational Facilities Corp. for Colleton School District Refunding Revenue Bonds Series 2015
12/01/27	5.000%	1,295,000	1,578,579
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/29	5.000%	1,500,000	1,833,405
12/01/30	5.000%	1,275,000	1,551,254
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2016 (BAM)
12/01/27	5.000%	1,500,000	1,846,710
Total			32,509,740
LOCAL GENERAL OBLIGATION 1.7%
Beaufort County School District Unlimited General Obligation Bonds Series 2014B
03/01/23	5.000%	1,190,000	1,475,957
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Series 2015
04/01/34	5.000%	940,000	1,133,555
Total			2,609,512
MUNICIPAL POWER 2.2%
City of Rock Hill Combined Utility System Refunding Revenue Bonds Series 2012A (AGM)
01/01/23	5.000%	1,560,000	1,853,140
Easley Combined Utility System Refunding Revenue Bonds Series 2011 (AGM)
12/01/28	5.000%	1,000,000	1,091,310

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER (CONTINUED)
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	$315,000	$376,932
Total			3,321,382
PORTS 0.8%
South Carolina Ports Authority Revenue Bonds Series 2010
07/01/23	5.250%	1,000,000	1,159,300
REFUNDED / ESCROWED 10.4%
Berkeley County School District Prerefunded 12/01/16 Revenue Bonds Securing Assets for Education Series 2006
12/01/22	5.000%	1,000,000	1,015,210
City of Charleston Waterworks & Sewer System Prerefunded 01/01/19 Revenue Bonds Series 2009A
01/01/21	5.000%	2,500,000	2,764,100
County of Charleston Prerefunded 08/01/19 Unlimited General Obligation Bonds Improvement Series 2009A
08/01/23	5.000%	2,000,000	2,256,080
SCAGO Educational Facilities Corp. for Pickens School District Prerefunded 12/01/16 Revenue Bonds Pickens County Project Series 2006 (AGM)
12/01/23	5.000%	3,000,000	3,045,540
South Carolina Jobs-Economic Development Authority Prerefunded 09/15/18 Revenue Bonds Kershaw County Medical Center Project Series 2008
09/15/25	5.500%	1,925,000	2,124,006
South Carolina Public Service Authority
Prerefunded 01/01/19 Revenue Bonds
Series 2009A
01/01/28	5.000%	640,000	707,283
Series 2009B
01/01/24	5.000%	1,250,000	1,380,775
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007 Escrowed to Maturity
12/01/17	5.000%	1,000,000	1,059,160

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
University of South Carolina Prerefunded 06/01/18 Revenue Bonds Series 2008A (AGM)
06/01/21	5.000%	$1,060,000	$1,145,500
Total			15,497,654
RESOURCE RECOVERY 2.0%
Three Rivers Solid Waste Authority (c)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/24	0.000%	1,835,000	1,532,060
10/01/25	0.000%	1,835,000	1,475,689
Total			3,007,749
RETIREMENT COMMUNITIES 1.5%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Lutheran Homes
Series 2007
05/01/21	5.375%	1,650,000	1,681,218
1st Mortgage-Wesley Commons
Series 2006
10/01/36	5.300%	500,000	500,835
Total			2,182,053
SINGLE FAMILY 0.2%
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA)
01/01/28	5.000%	320,000	339,872
SPECIAL NON PROPERTY TAX 6.9%
City of Columbia Revenue Bonds Series 2014
02/01/33	5.000%	1,195,000	1,443,704
City of Greenville Hospitality Tax Improvement Refunding Revenue Bonds Series 2011 (AGM)
04/01/21	5.000%	1,290,000	1,505,675
City of Myrtle Beach Revenue Bonds Hospitality Fee Series 2014B
06/01/30	5.000%	560,000	669,906
City of Rock Hill Revenue Bonds Hospitality Fee Pledge Series 2013
04/01/23	5.000%	695,000	842,382

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Greenville County Public Facilities Corp. Refunding Certificate of Participation Series 2014
04/01/26	5.000%	$890,000	$1,096,640
Spartanburg County Tourist Public Facilities Corp.
Refunding Certificate of Participation
Public Facilities Corp.
Series 2016 (BAM)
04/01/27	4.000%	1,035,000	1,220,451
04/01/28	4.000%	580,000	677,933
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	400,000	436,404
Town of Hilton Head Island
Revenue Bonds
Series 2011A
06/01/23	5.000%	555,000	659,490
06/01/24	5.000%	580,000	685,583
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A (b)
10/01/25	5.000%	1,060,000	1,068,342
Total			10,306,510
STATE GENERAL OBLIGATION 0.9%
State of South Carolina Unlimited General Obligation Bonds Series 2014B
04/01/25	5.000%	1,000,000	1,270,180
STUDENT LOAN 1.2%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I
10/01/24	5.000%	1,615,000	1,750,579
TRANSPORTATION 6.8%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/24	5.000%	2,000,000	2,536,440
Series 2005A (AMBAC)
10/01/20	5.250%	4,880,000	5,738,490
Series 2016A
10/01/31	4.000%	1,730,000	1,947,513
Total			10,222,443

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 10.7%
Anderson Regional Joint Water System Refunding Revenue Bonds Series 2012
07/15/28	5.000%	$2,000,000	$2,362,980
Beaufort-Jasper Water & Sewer Authority
Unrefunded Revenue Bonds
Series 2006 (AGM)
03/01/23	5.000%	1,080,000	1,118,804
03/01/25	4.750%	2,160,000	2,233,742
Beaufort-Jasper Water & Sewer Authority (d)
Refunding Revenue Bonds
Series 2016B
03/01/24	5.000%	1,000,000	1,228,330
City of Anderson Water & Sewer Refunding Revenue Bonds Series 2016
07/01/31	5.000%	535,000	673,849
City of Columbia Waterworks & Sewer System Refunding Revenue Bonds Series 2011A
02/01/27	5.000%	1,000,000	1,165,170
City of Sumter Waterworks & Sewer System Refunding Revenue Bonds Series 2015
12/01/27	4.000%	400,000	468,388
County of Berkeley Water & Sewer Refunding Revenue Bonds Series 2008A (AGM)
06/01/21	5.000%	1,000,000	1,077,610
Georgetown County Water & Sewer District Refunding Revenue Bonds Series 2015
06/01/27	4.000%	450,000	523,472
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/19	5.250%	1,000,000	1,114,430
Series 2010A
01/01/20	5.000%	1,500,000	1,705,155
Series 2012
01/01/24	5.000%	1,000,000	1,204,730
Spartanburg Sanitation Sewer District Refunding Revenue Bonds Series 2014B
03/01/34	5.000%	1,000,000	1,208,460
Total			16,085,120
Total Municipal Bonds (Cost: $136,872,274)			$146,469,138
Total Investments
(Cost: $136,872,274) (e)			$146,469,138(f)
Other Assets & Liabilities, Net			3,351,565
Net Assets			$149,820,703

Notes to Portfolio of Investments
(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $1,040,670 or 0.69% of net assets.

(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2016, the value of these securities amounted to $1,881,678 or 1.26% of net assets.

(c)	Zero coupon bond.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $136,872,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,650,000
Unrealized Depreciation	(53,000)
Net Unrealized Appreciation	$9,597,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	146,469,138	—	146,469,138
Total Investments	—	146,469,138	—	146,469,138

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds 97.8%
AIRPORT 6.6%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/34	4.000%	$1,125,000	$1,285,211
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/21	5.000%	1,000,000	1,195,820
Revenue Bonds
Series 2009B
10/01/21	5.000%	3,000,000	3,386,550
Series 2009C
10/01/23	5.000%	3,000,000	3,265,140
Series 2010A
10/01/23	5.000%	2,475,000	2,875,208
10/01/27	5.000%	1,515,000	1,741,235
Norfolk Airport Authority
Refunding Revenue Bonds
Series 2011 (AGM)
07/01/24	5.000%	1,000,000	1,169,350
Total			14,918,514
HIGHER EDUCATION 9.1%
Amherst Industrial Development Authority Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006
09/01/26	5.000%	1,000,000	967,640
Lexington Industrial Development Authority
Refunding Revenue Bonds
VMI Development Board, Inc.
Series 2016
12/01/30	4.000%	1,500,000	1,749,945
Revenue Bonds
VMI Development Board, Inc. Project
Series 2006A
12/01/20	5.000%	1,400,000	1,649,144
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/22	5.000%	1,245,000	1,472,661
Series 2011B
03/01/21	5.000%	2,250,000	2,666,835
Revenue Bonds
Liberty University Projects
Series 2010
03/01/19	5.000%	1,000,000	1,111,310
03/01/22	5.000%	1,455,000	1,660,213
03/01/23	5.000%	2,000,000	2,278,280
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/26	5.250%	3,115,000	3,910,913

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Virginia Polytechnic Institute & State University Revenue Bonds General Dorm and Dining Hall Series 2015A
06/01/27	4.000%	$2,650,000	$3,109,033
Total			20,575,974
HOSPITAL 11.1%
Augusta County Economic Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/19	5.250%	905,000	1,021,691
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/19	5.250%	765,000	815,199
Series 1993I (NPFGC)
08/15/19	5.250%	775,000	817,679
Series 2016
05/15/30	5.000%	1,000,000	1,268,670
Revenue Bonds
Inova Health System
Series 2009C
05/15/25	5.000%	1,000,000	1,113,410
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/18	5.250%	1,000,000	1,061,710
06/15/20	5.250%	4,000,000	4,473,520
Norfolk Economic Development Authority Refunding Revenue Bonds Sentara Healthcare Series 2012B
11/01/27	5.000%	1,735,000	2,063,904
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligation Group
Series 2010
07/01/25	5.000%	3,500,000	4,007,360
Revenue Bonds
Carilion Clinic Obligation Group
Series 2012
07/01/22	5.000%	2,000,000	2,421,120
07/01/23	5.000%	1,000,000	1,191,380
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/33	5.000%	200,000	243,322
06/15/35	5.000%	1,000,000	1,207,860

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Virginia Small Business Financing Authority Revenue Bonds Wellmont Health System Project Series 2007A
09/01/22	5.125%	$710,000	$740,232
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/32	5.000%	1,250,000	1,530,862
Revenue Bonds
Valley Health System Obligation Group
Series 2007
01/01/26	5.000%	1,075,000	1,093,383
Total			25,071,302
INVESTOR OWNED 1.0%
Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Co. Series 2009A
05/01/23	5.000%	2,000,000	2,230,800
LOCAL APPROPRIATION 4.5%
Fairfax County Economic Development Authority Revenue Bonds Six Public Facilities Projects Series 2010
04/01/24	4.000%	1,340,000	1,435,528
Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B
08/01/21	4.500%	1,770,000	1,966,842
Loudoun County Economic Development Authority
Revenue Bonds
Loudoun County Roads & Public Facilities Project
Series 2015
12/01/25	5.000%	3,000,000	3,897,840
Series 2015
12/01/28	5.000%	1,035,000	1,294,154
Virginia Beach Development Authority Revenue Bonds Series 2010C
08/01/23	5.000%	1,380,000	1,592,382
Total			10,186,746
LOCAL GENERAL OBLIGATION 11.4%
Appomattox County Economic Development Authority Unrefunded Revenue Bonds Series 2010
05/01/22	5.000%	175,000	198,382

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of Hampton Limited General Obligation Refunding & Public Improvement Bonds Series 2010A
01/15/19	4.000%	$2,000,000	$2,165,240
City of Lynchburg
Unlimited General Obligation Public Improvement Bonds
Series 2009A
08/01/20	5.000%	525,000	592,111
08/01/21	5.000%	530,000	596,398
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM)
01/01/22	5.000%	1,205,000	1,276,240
City of Newport News
Unlimited General Obligation Refunding & Improvement Bonds
Water
Series 2007B
07/01/20	5.250%	2,000,000	2,345,500
Unlimited General Obligation Refunding Bonds
Series 2016A
08/01/31	5.000%	1,000,000	1,282,310
City of Portsmouth Unlimited General Obligation Refunding Bonds Public Utilities Series 2012A
07/15/21	5.000%	3,000,000	3,590,400
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/28	4.000%	2,000,000	2,332,520
Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/22	5.000%	575,000	668,184
07/15/24	5.000%	1,000,000	1,160,370
City of Suffolk Unlimited General Obligation Refunding Bonds Series 2014
02/01/29	4.000%	2,000,000	2,311,660
County of Fairfax Unlimited General Obligation Refunding Bonds Public Improvement Series 2016A
10/01/26	4.000%	2,000,000	2,443,040
County of Smyth Unlimited General Obligation Bonds Public Improvement Series 2011A
11/01/31	5.000%	4,000,000	4,655,720
Total			25,618,075

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE 0.8%
Western Regional Jail Authority Refunding Revenue Bonds Series 2016
12/01/33	5.000%	$1,500,000	$1,884,870
OTHER REVENUE 1.0%
Rappahannock Regional Jail Authority Refunding Revenue Bonds Series 2015
10/01/30	5.000%	1,725,000	2,161,580
OTHER UTILITY 0.5%
City of Richmond Revenue Bonds Series 2007 (AGM)
01/15/21	4.500%	1,000,000	1,017,830
POOL / BOND BANK 11.2%
Virginia College Building Authority Refunding Revenue Bonds Series 2016A
09/01/33	3.000%	1,000,000	1,030,790
Virginia Public School Authority Refunding Revenue Bonds School Financing Series 2009C
08/01/25	4.000%	2,560,000	2,800,794
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/24	5.000%	1,395,000	1,644,663
Series 2015
10/01/27	5.000%	1,500,000	1,930,485
State Revolving Fund
Subordinated Series 2005
10/01/19	5.500%	4,000,000	4,610,120
10/01/20	5.500%	3,500,000	4,179,175
10/01/21	5.500%	6,475,000	7,980,502
Revenue Bonds
Virginia Pooled Financing Program
Series 2016S
11/01/33	4.000%	1,000,000	1,156,470
Total			25,332,999
REFUNDED / ESCROWED 13.0%
Appomattox County Economic Development Authority Prerefunded 05/01/20 Revenue Bonds Series 2010
05/01/22	5.000%	1,315,000	1,522,625

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
City of Newport News Water Prerefunded 06/01/17 Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	$1,035,000	$1,073,916
City of Newport News Prerefunded 07/01/20 Unlimited General Obligation Improvement Bonds Series 2011A
07/01/23	5.000%	1,380,000	1,606,265
County of Fairfax Prerefunded 04/01/21 Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A
04/01/24	4.000%	2,000,000	2,290,460
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A
12/01/21	5.000%	1,000,000	1,102,400
County of Pittsylvania Prerefunded 02/01/19 Unlimited General Obligation Bonds Series 2008B
02/01/23	5.500%	1,030,000	1,154,908
County of Spotsylvania Water & Sewer Prerefunded 06/01/17 Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,030,000	1,068,913
Fairfax County Economic Development Authority Prerefunded 04/01/20 Special Tax Bonds Silver Line Phase I Project Series 2011
04/01/26	5.000%	4,185,000	4,830,495
Hampton Roads Sanitation District
Prerefunded 04/01/18 Revenue Bonds
Series 2008
04/01/22	5.000%	1,000,000	1,073,970
04/01/24	5.000%	3,000,000	3,221,910
Prerefunded 11/01/19 Revenue Bonds
Series 2011
11/01/24	5.000%	1,750,000	1,992,778
11/01/25	5.000%	1,380,000	1,571,447
Montgomery County Industrial Development Authority Prerefunded 02/01/18 Revenue Bonds Public Projects Series 2008
02/01/29	5.000%	1,000,000	1,066,680
Richmond Metropolitan Transportation Authority (The) Expressway System Refunding Revenue Bonds Series 1998 Escrowed to Maturity (NPFGC)
07/15/17	5.250%	145,000	151,566
Virginia Resources Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Prerefunded 10/01/18 Revenue Bonds
State Revolving Fund
Subordinated Series 2008
10/01/29	5.000%	$5,000,000	$5,474,600
Revenue Bonds
Series 2009B Escrowed to Maturity
11/01/18	4.000%	130,000	139,916
St. Moral
Series 2009B Escrowed to Maturity
11/01/18	4.000%	35,000	37,670
Total			29,380,519
RETIREMENT COMMUNITIES 3.9%
Albermarle County Economic Development Authority Revenue Bonds Westminster-Canterbury of the Blue Ridge Series 2012
01/01/32	4.625%	2,000,000	2,099,000
Fairfax County Economic Development Authority
Refunding Revenue Bonds
Retirement-Greenspring Village, Inc.
Series 2006A
10/01/26	4.750%	1,500,000	1,510,605
Revenue Bonds
Goodwin House, Inc.
Series 2007
10/01/22	5.000%	2,500,000	2,606,850
Hanover County Economic Development Authority Revenue Bonds Covenant Woods Series 2012A
07/01/22	4.000%	1,150,000	1,235,204
Henrico County Economic Development Authority Refunding Revenue Bonds Westminster-Canterbury Corp. Series 2015
10/01/35	4.000%	1,320,000	1,370,305
Total			8,821,964
SALES TAX 1.1%
Northern Virginia Transportation Authority Revenue Bonds Series 2014
06/01/32	5.000%	2,000,000	2,449,520
SPECIAL NON PROPERTY TAX 6.4%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/29	5.000%	1,350,000	1,676,903
06/15/30	5.000%	1,540,000	1,904,179

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX (CONTINUED)
Riverside Regional Jail Authority Refunding Revenue Bonds Series 2015
07/01/28	5.000%	$2,685,000	$3,375,152
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	850,000	927,359
Virgin Islands Public Finance Authority (a)
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2010A
10/01/25	5.000%	2,450,000	2,469,281
Series 2012A
10/01/32	5.000%	2,210,000	2,228,763
Western Regional Jail Authority Refunding Revenue Bonds Series 2015
12/01/27	5.000%	1,500,000	1,896,885
Total			14,478,522
SPECIAL PROPERTY TAX 4.6%
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012
03/01/23	4.000%	1,000,000	1,046,360
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/31	4.000%	1,000,000	1,154,150
04/01/32	4.000%	1,000,000	1,146,640
Special Tax Bonds
Silver Line Phase I Project
Series 2011
04/01/19	5.000%	3,000,000	3,343,440
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/41	5.625%	2,084,000	1,695,188
Marquis Community Development Authority of York County (b)
Tax Allocation Bonds
Series 2007C
09/01/41	0.000%	3,164,000	442,739
Marquis Community Development Authority of York County (b)(c)
Revenue Bonds
Convertible
Series 2015
09/01/45	0.000%	644,000	425,291
Shops at White Oak Village Community Development Authority (The) Special Assessment Bonds Series 2007
03/01/17	5.300%	389,000	396,142

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)
SPECIAL PROPERTY TAX (CONTINUED)
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/25	5.000%	$690,000	$739,211
Total			10,389,161
TRANSPORTATION 2.6%
Virginia Commonwealth Transportation Board
Revenue Bonds
Capital Projects
Series 2012
05/15/29	5.000%	3,000,000	3,603,210
Series 2016
05/15/30	4.000%	2,000,000	2,329,000
Total			5,932,210
TURNPIKE / BRIDGE / TOLL ROAD 5.2%
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 (NPFGC)
07/01/25	5.500%	4,000,000	5,105,000
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/23	5.000%	1,025,000	1,203,391
07/15/27	5.000%	1,000,000	1,166,670
Metropolitan Washington Airports Authority Dulles Toll Road
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM) (b)
10/01/23	0.000%	5,000,000	4,195,050

Issue	Coupon	Principal
Description	Rate	Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD (CONTINUED)
Richmond Metropolitan Transportation Authority (The) Expressway System
Refunding Revenue Bonds
Series 1998 (NPFGC)
07/15/17	5.250%	$85,000	$88,595
Total			11,758,706
WATER & SEWER 3.8%
City of Norfolk Water
Refunding Revenue Bonds
Series 2012
11/01/19	5.000%	1,000,000	1,138,150
County of Fairfax Sewer
Refunding Revenue Bonds
Series 2016A
07/15/30	5.000%	1,000,000	1,300,150
Fairfax County Water Authority
Subordinated Refunding Revenue Bonds
Series 2005B
04/01/19	5.250%	1,835,000	2,062,155
Guam Government Waterworks Authority
Revenue Bonds
Series 2016 (a)
07/01/36	5.000%	350,000	409,353
Hampton Roads Sanitation District
Refunding Subordinated Revenue Bonds
Series 2016A
08/01/31	5.000%	2,000,000	2,564,620
Upper Occoquan Sewage Authority
Revenue Bonds
Series 1995A (NPFGC)
07/01/20	5.150%	1,060,000	1,168,989
Total			8,643,417
Total Municipal Bonds
(Cost: $204,701,405)			$220,852,709
Total Investments
(Cost: $204,701,405) (d)			$220,852,709(e)
Other Assets & Liabilities, Net			5,016,530
Net Assets			$225,869,239

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2016, the value of these securities amounted to $6,034,756 or 2.67% of net assets.

(b)	Zero coupon bond.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At July 31, 2016, the value of these securities amounted to $425,291 or 0.19% of net assets.

(d)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $204,701,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,126,000
Unrealized Depreciation	(974,000)
Net Unrealized Appreciation	$16,152,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	220,852,709	—	220,852,709
Total Investments	—	220,852,709	—	220,852,709

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Short Term Municipal Bond Fund

July 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 87.6%

ALABAMA 1.2%
Alabama 21st Century Authority Revenue Bonds Series 2012A
06/01/18	5.000%	$1,250,000	$1,343,163
Alabama Federal Aid Highway Finance Authority Revenue Bonds Grant Anticipation - GARVEE Series 2012
09/01/20	5.000%	2,210,000	2,567,445
Alabama Public School & College Authority Refunding Revenue Bonds Pool Series 2012A
03/01/18	5.000%	7,510,000	8,034,198
City of Birmingham Limited General Obligation Refunding Notes Series 2016A
04/01/18	5.000%	6,045,000	6,486,345
Industrial Development Board of the City of Mobile Revenue Bonds Alabama Power Co.-Barry Plant Series 2015
07/15/34	1.625%	3,250,000	3,294,623
Total			21,725,774

ALASKA 0.5%
Alaska Railroad Corp. Refunding Revenue Bonds Sections 5307 & 5337 Series 2015
08/01/18	5.000%	4,500,000	4,851,360
Municipality of Anchorage Unlimited General Obligation Refunding Bonds General Purpose Series 2014B
09/01/19	5.000%	3,645,000	4,117,465
Total			8,968,825

ARIZONA 1.2%
Arizona Health Facilities Authority Refunding Revenue Bonds Banner Health Series 2015A
01/01/21	5.000%	2,435,000	2,858,763
Arizona School Facilities Board Certificate of Participation Series 2008
09/01/18	5.750%	5,935,000	6,554,495

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ARIZONA (CONTINUED)
Arizona Transportation Board Refunding Revenue Bonds Series 2014
07/01/19	5.000%	$4,250,000	$4,782,950
City of Glendale Limited General Obligation Refunding Bonds Series 2015 (AGM)
07/01/19	4.000%	1,350,000	1,463,495
County of Maricopa Certificate of Participation Series 2015
07/01/18	5.000%	3,645,000	3,934,231
Maricopa County Industrial Development Authority Revenue Bonds Dignity Health Series 2007A
07/01/18	5.000%	1,845,000	1,916,051
State of Arizona Refunding Certificate of Participation Department of Administration Series 2013B
10/01/16	5.000%	175,000	176,363
Total			21,686,348

ARKANSAS 0.8%
Arkansas Development Finance Authority
Refunding Revenue Bonds
Baptist Health
Series 2015A
12/01/17	4.000%	1,530,000	1,596,172
12/01/18	5.000%	2,640,000	2,890,246
12/01/19	5.000%	8,095,000	9,159,816
Total			13,646,234

CALIFORNIA 3.3%
Brea Redevelopment Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Series 2013
08/01/17	5.000%	950,000	992,380
08/01/18	5.000%	995,000	1,081,376
California State Public Works Board
Refunding Revenue Bonds
Series 2014G
01/01/19	5.000%	13,500,000	14,888,340
Revenue Bonds
Various Capital Projects
Series 2013I
11/01/17	5.000%	750,000	791,985
City of San Jose Airport Revenue Bonds Series 2007A (AMBAC) AMT (a)
03/01/17	5.000%	5,415,000	5,551,133

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
County of Los Angeles Certificate of Participation Capital Appreciation - Disney Parking Project Series 1993 (AMBAC) (b)
09/01/19	0.000%	$7,650,000	$7,411,779
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/16	4.000%	1,000,000	1,011,880
12/01/17	4.000%	1,235,000	1,290,822
Grossmont Union High School District Prerefunded 08/01/18 Unlimited General Obligation Bonds Election of 2004 Series 2008 (c)(d)
08/01/16	0.640%	4,545,000	4,545,000
Port of Los Angeles Refunding Revenue Bonds Series 2014A AMT (a)
08/01/17	4.000%	2,980,000	3,079,979
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2013
02/01/18	5.000%	10,000,000	10,670,200
Series 2014
10/01/18	5.000%	5,000,000	5,478,050
Unlimited General Obligation Refunding Bonds
Veterans Bond
Series 2015
12/01/18	1.050%	1,190,000	1,203,066
Total			57,995,990

COLORADO 0.4%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2015
06/01/17	3.000%	300,000	304,857
06/01/18	3.000%	550,000	568,403
06/01/19	4.000%	900,000	964,503
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2015A
09/01/19	5.000%	1,000,000	1,124,720
E-470 Public Highway Authority (b)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/16	0.000%	4,460,000	4,457,638
Total			7,420,121

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CONNECTICUT 2.3%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2012B
08/15/17	5.000%	$5,000,000	$5,223,450
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A (BAM)
03/01/20	5.000%	1,000,000	1,137,250
03/01/21	5.000%	1,500,000	1,748,910
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2014
11/15/44	4.000%	4,010,000	4,236,324
Revenue Bonds
Series 2014A-1
11/15/44	4.000%	4,015,000	4,316,286
Connecticut State Health & Educational Facility Authority (c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/20	2.875%	700,000	705,117
09/01/21	3.250%	850,000	859,826
State of Connecticut
Unlimited General Obligation Refunding Bonds
Series 2014C
12/15/18	5.000%	5,200,000	5,708,820
Series 2014H
11/15/19	5.000%	13,500,000	15,250,275
Total			39,186,258

FLORIDA 3.0%
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured
Series 2012A-1
06/01/17	5.000%	15,000,000	15,552,000
Series 2015A-1
06/01/18	5.000%	1,000,000	1,055,190
06/01/20	5.000%	3,925,000	4,440,392
City of Jacksonville Refunding Revenue Bonds Better Jacksonville Series 2012
10/01/17	5.000%	2,000,000	2,102,500
City of Tampa Revenue Bonds Baycare Health Systems Series 2010
11/15/16	5.000%	2,000,000	2,026,920
County of Broward Airport System (a)
Refunding Revenue Bonds
Series 2015C AMT
10/01/19	5.000%	3,000,000	3,376,710
10/01/20	5.000%	1,885,000	2,183,113

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

FLORIDA (CONTINUED)
County of Miami-Dade Aviation Refunding Revenue Bonds Series 2014 AMT (a)
10/01/20	5.000%	$2,000,000	$2,316,300
County of Miami-Dade Seaport Department Revenue Bonds Series 2013A
10/01/19	5.000%	2,015,000	2,261,293
Florida Housing Finance Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC)
07/01/28	5.000%	1,085,000	1,139,695
Florida Municipal Loan Council Revenue Bonds 9B Design-Build-Finance Project Series 2012
08/15/16	1.750%	1,910,000	1,910,878
Hillsborough County Aviation Authority Refunding Revenue Bonds Tampa International Subordinated Series 2013A AMT (a)
10/01/19	5.000%	2,000,000	2,251,140
Pasco County School Board Revenue Bonds Series 2013
10/01/18	5.000%	1,000,000	1,091,280
School Board of Miami-Dade County (The)
Refunding Bonds Certificate of Participation
Series 2015D
02/01/20	5.000%	2,250,000	2,562,728
Refunding Certificate of Participation
Series 2015A
05/01/19	5.000%	2,000,000	2,230,200
St. Johns County School Board
Refunding Certificate of Participation
Series 2015
07/01/19	5.000%	1,000,000	1,120,140
07/01/20	5.000%	2,000,000	2,304,440
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2011-23
10/01/17	5.000%	3,000,000	3,156,300
Total			53,081,219

GEORGIA 1.2%
Burke County Development Authority Refunding Revenue Bonds Georgia Power Co. Plant Vogtle Project Series 2015
10/01/32	2.350%	7,700,000	8,033,872

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

GEORGIA (CONTINUED)
City of Atlanta Department of Aviation Refunding Revenue Bonds General Series 2011A
01/01/19	5.000%	$4,000,000	$4,417,480
Georgia Housing & Finance Authority Refunding Revenue Bonds Single Family Mortgage Series 2016A-1
12/01/46	3.500%	4,000,000	4,313,520
Monroe County Development Authority Revenue Bonds Georgia Power Co. Plant Scherer Series 2015
10/01/48	2.350%	4,000,000	4,173,440
Total			20,938,312

ILLINOIS 17.8%
Chicago O’Hare International Airport
Refunding Revenue Bonds
Series 2015B
01/01/20	5.000%	3,000,000	3,405,960
01/01/21	5.000%	4,000,000	4,667,760
Revenue Bonds
General 3rd Lien
Series 2011B
01/01/17	5.000%	2,500,000	2,545,875
Series 2008B (AGM)
01/01/18	5.000%	10,000,000	10,190,400
Chicago O’Hare International Airport (a)
Refunding Revenue Bonds
General 2nd Lien
Series 2012A AMT
01/01/17	5.000%	8,000,000	8,146,080
01/01/18	5.000%	11,340,000	11,990,462
General Senior Lien
Series 2012B AMT
01/01/22	5.000%	5,000,000	5,899,450
Series 2013A AMT
01/01/22	5.000%	5,675,000	6,695,876
Passenger Facility Charge
Series 2012 AMT
01/01/17	5.000%	13,125,000	13,364,662
Revenue Bonds
General Purpose Senior Lien
Series 2013C AMT
01/01/21	5.000%	2,035,000	2,353,742
Chicago Park District
Limited General Obligation Refunding Bonds
Series 2015B
01/01/17	4.000%	1,000,000	1,012,170
01/01/18	4.000%	1,250,000	1,299,025
01/01/19	4.000%	1,750,000	1,861,003
Series 2015C
01/01/18	4.000%	1,500,000	1,558,830

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
01/01/19	4.000%	$1,805,000	$1,919,491
Limited Tax General Obligation Refunding Bonds
Series 2014D
01/01/20	5.000%	1,000,000	1,112,420
01/01/21	5.000%	1,000,000	1,136,800
Unlimited General Obligation Refunding Bonds
Alternative Revenue Source
Series 2015
01/01/17	4.000%	1,235,000	1,250,030
01/01/18	4.000%	1,000,000	1,039,220
Chicago Transit Authority
Refunding Revenue Bonds
Federal Transit Administration Section 5307
Series 2015
06/01/18	5.000%	6,000,000	6,404,640
06/01/19	5.000%	5,000,000	5,500,900
Federal Transit Administration Section 5307 Urbanized Area Formula Funds
Series 2015
06/01/20	5.000%	11,250,000	12,657,150
Unrefunded Revenue Bonds
Federal Transit Administration
Series 2006 (AMBAC)
06/01/17	5.000%	2,875,000	2,912,001
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2001 (NPFGC)
01/01/18	5.500%	1,750,000	1,855,525
Series 2015C
01/01/18	5.000%	2,500,000	2,626,625
01/01/19	5.000%	2,810,000	3,044,466
01/01/20	5.000%	1,000,000	1,110,660
01/01/21	5.000%	1,000,000	1,133,150
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/18	5.000%	1,000,000	1,082,270
11/01/19	5.000%	3,000,000	3,342,120
11/01/20	5.000%	5,000,000	5,694,250
Revenue Bonds
2nd Lien Project
Series 2014
11/01/18	4.000%	1,000,000	1,060,110
City of Chicago
Refunding Revenue Bonds
Series 2009A
01/01/22	5.000%	2,090,000	2,238,306
Unlimited General Obligation Bonds
Neighborhoods Alive 21 Program
Series 2015 Escrowed to Maturity
01/01/17	5.000%	245,000	249,559
Series 2007D (AMBAC)
12/01/16	5.000%	2,695,000	2,719,309
Series 2008A
01/01/21	5.250%	1,465,000	1,498,387
Series 2008A (BAM/TCRS)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
01/01/19	5.000%	$4,000,000	$4,171,960
Series 2010A
12/01/16	5.000%	2,500,000	2,521,525
Series 2015A
01/01/19	5.000%	1,300,000	1,348,555
01/01/20	5.000%	3,480,000	3,626,334
Series 2015B Escrowed to Maturity
01/01/17	5.000%	750,000	763,958
Unlimited General Obligation Notes
Series 2015A
01/01/21	5.000%	5,000,000	5,250,300
Unlimited General Obligation Refunding Bonds
Project
Series 2006A (AGM)
01/01/18	4.250%	1,350,000	1,353,794
Series 2014A
01/01/21	5.000%	4,875,000	5,119,042
Series 1996A-2 (AMBAC)
01/01/18	5.500%	4,880,000	5,026,449
Series 2003B
01/01/18	5.000%	1,500,000	1,540,590
Series 2016C
01/01/20	5.000%	1,000,000	1,042,050
01/01/21	5.000%	3,370,000	3,538,702
01/01/22	5.000%	5,000,000	5,276,300
Unrefunded Unlimited General Obligation Bonds
Neighborhoods Alive 21 Program
Series 2015
01/01/17	5.000%	305,000	308,071
Series 2015B
01/01/17	5.000%	950,000	959,567
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/19	5.000%	2,000,000	2,205,560
03/01/20	5.000%	2,000,000	2,270,220
Cook County Community High School District No. 228 Bremen
Limited General Obligation Bonds
Series 2014B
12/01/16	5.000%	1,250,000	1,268,250
12/01/17	5.000%	2,000,000	2,106,240
Illinois Finance Authority
Refunding Revenue Bonds
Advocate Health Care
Series 2014
08/01/19	5.000%	600,000	674,910
Revenue Bonds
Advocate Health Care Network
Series 2016
11/15/22	1.375%	3,500,000	3,508,960
Ascension Health
Series 2012E
11/15/42	5.000%	2,000,000	2,065,600
Illinois Finance Authority (d)
Refunding Revenue Bonds
Presbyterian Home
Series 2016

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
05/01/36	1.677%	$2,400,000	$2,419,272
Illinois State Toll Highway Authority Refunding Revenue Bonds Series 2014A
12/01/20	5.000%	5,330,000	6,225,120
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015C
01/01/19	5.000%	1,250,000	1,375,363
01/01/20	5.000%	1,500,000	1,702,980
Kane McHenry Cook & De Kalb Counties Unit School District No. 300
Unlimited General Obligation Refunding Bonds
Series 2015
01/01/17	5.000%	625,000	636,388
01/01/18	5.000%	750,000	793,905
Regional Transportation Authority
Revenue Bonds
Series 2003B (NPFGC)
06/01/19	5.500%	3,945,000	4,468,738
Series 2006A (NPFGC)
07/01/18	5.000%	4,970,000	4,993,409
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds Series 2012B
06/15/17	5.000%	9,000,000	9,152,820
State of Illinois
Revenue Bonds
Build Illinois
Series 2010
06/15/19	5.000%	4,575,000	5,109,909
Series 2011
06/15/18	3.000%	4,800,000	5,003,040
Unlimited General Obligation Bonds
Series 2012
03/01/18	5.000%	4,550,000	4,798,612
Series 2013CR (AGM)
04/01/21	5.000%	7,180,000	8,172,204
Series 2014
02/01/18	4.000%	2,750,000	2,852,025
04/01/18	5.000%	10,000,000	10,573,100
04/01/19	5.000%	10,000,000	10,786,200
Series 2016
01/01/20	5.000%	10,000,000	10,931,800
Unlimited General Obligation Notes
Series 2012
09/01/17	4.000%	3,550,000	3,652,986
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/16	5.000%	20,000,000	20,006,482
Unrefunded Revenue Bonds
Build Illinois
Series 2009B
06/15/20	5.000%	1,415,000	1,578,305

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
University of Illinois Refunding Certificate of Participation Series 2014C
03/15/19	5.000%	$1,555,000	$1,707,126
Total			309,465,405

INDIANA 1.2%
Indiana Finance Authority
Refunding Revenue Bonds
Indiana University Health
Series 2016A
12/01/19	5.000%	1,100,000	1,254,176
Series 2008A-1
11/01/16	5.000%	2,665,000	2,695,354
Revenue Bonds
2nd Lien-CWA Authority, Inc.
Series 2011C
10/01/16	3.000%	10,000,000	10,041,600
Beacon Health System Obligation Group
Series 2013
08/15/16	5.000%	1,000,000	1,002,037
Indiana Health Facility Financing Authority Revenue Bonds Ascension Health Subordinated Credit Group Series 2016
11/01/27	1.250%	4,250,000	4,261,943
Ivy Tech Community College Revenue Bonds Student Fee Series 2013R-1
07/01/17	5.000%	1,000,000	1,040,590
Total			20,295,700

IOWA 0.2%
People’s Memorial Hospital of Buchanan County Revenue Bonds Series 2016
12/01/18	1.500%	3,000,000	3,005,670

KENTUCKY 2.5%
City of Pikeville Revenue Bonds Pikeville College of Optometry BAN Series 2015
08/01/17	3.000%	15,000,000	15,119,700
Kentucky Public Transportation Infrastructure Authority Revenue Bonds Downtown Crossing Project BAN Subordinated Series 2013
07/01/17	5.000%	5,550,000	5,753,241

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

KENTUCKY (CONTINUED)
Kentucky Rural Water Finance Corp. Refunding Revenue Bonds Series 2016A
02/01/18	1.250%	$6,385,000	$6,422,927
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #108
Series 2015B
08/01/19	5.000%	5,000,000	5,598,850
Project #112
Series 2016B
11/01/21	5.000%	6,000,000	7,102,740
Project No. 100
Series 2011A
08/01/18	5.000%	2,500,000	2,706,650
Total			42,704,108

LOUISIANA 1.2%
Louisiana State Citizens Property Insurance Corp. Refunding Revenue Bonds Series 2015
06/01/18	5.000%	2,850,000	3,065,574
Orleans Parish Parishwide School District Unlimited General Obligation Refunding Bonds Series 2010 (AGM)
09/01/16	5.000%	3,785,000	3,799,725
Regional Transit Authority Revenue Bonds Sales Tax Series 2010 (AGM)
12/01/16	4.000%	1,000,000	1,011,120
State of Louisiana
Unlimited General Obligation Bonds
Series 2015
05/01/19	5.000%	9,250,000	10,297,655
Series 2015B
05/01/19	5.000%	2,530,000	2,816,548
Total			20,990,622

MAINE 0.3%
Maine State Housing Authority Revenue Bonds Series 2016B-1
11/15/46	3.500%	5,000,000	5,390,600

MARYLAND 1.7%
County of Charles Unlimited General Obligation Refunding Bonds Consolidated Public Improvement Series 2012
03/01/18	5.000%	4,395,000	4,705,419
Maryland Health & Higher Educational Facilities Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MARYLAND (CONTINUED)
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/17	5.000%	$400,000	$415,328
07/01/18	5.000%	305,000	328,714
07/01/19	5.000%	500,000	557,300
State of Maryland
Unlimited General Obligation Bonds
1st Series 2014A
03/01/19	5.000%	6,465,000	7,200,006
Series 2011B
08/01/18	5.000%	11,000,000	11,980,760
University System of Maryland Revenue Bonds Series 2012C
04/01/18	5.000%	3,605,000	3,872,599
Total			29,060,126

MASSACHUSETTS 0.7%
Massachusetts Educational Financing Authority (a)
Refunding Revenue Bonds
Series 2016J AMT
07/01/19	4.000%	2,500,000	2,672,825
07/01/20	4.000%	2,150,000	2,326,622
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/18	4.000%	1,500,000	1,557,315
01/01/19	5.000%	2,000,000	2,165,380
Series 2015A AMT
01/01/19	5.000%	3,000,000	3,244,350
Total			11,966,492

MICHIGAN 1.3%
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-5
07/01/18	5.000%	2,165,000	2,332,896
Series 2014H-1
10/01/19	5.000%	1,415,000	1,585,833
State Revolving Fund Drinking Water
Series 2012
10/01/18	5.000%	3,640,000	3,987,984
Trinity Health Corp.
Series 2015
12/01/19	5.000%	2,000,000	2,276,760
Michigan Finance Authority (a)
Refunding Revenue Bonds
Student Loan
Series 2014 25-A AMT
11/01/18	5.000%	2,220,000	2,384,280
11/01/19	5.000%	1,250,000	1,378,237

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MICHIGAN (CONTINUED)
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D
09/01/17	5.000%	$1,400,000	$1,464,918
Royal Oak School District
Unlimited General Obligation Refunding Bonds
Series 2014
05/01/18	5.000%	1,000,000	1,075,990
05/01/19	5.000%	450,000	502,367
State of Michigan Trunk Line Refunding Revenue Bonds Series 2014
11/15/18	5.000%	5,180,000	5,697,637
Total			22,686,902

MINNESOTA 0.9%
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing
Series 2016S GNMA
07/01/46	3.500%	9,000,000	9,713,160
Minnesota Housing Finance Agency (a)
Refunding Revenue Bonds
Residential Housing
Series 2014C (GNMA) AMT
07/01/19	1.800%	1,705,000	1,736,252
Moorhead Independent School District No. 152 Unlimited General Obligation Refunding Bonds School Buildings Series 2014A
04/01/18	5.000%	3,285,000	3,527,696
Total			14,977,108

MISSISSIPPI 0.4%
Mississippi Development Bank
Refunding Revenue Bonds
Jackson Public School District Project
Series 2015A
04/01/19	5.000%	1,250,000	1,381,150
04/01/20	5.000%	1,000,000	1,138,230
State of Mississippi
Revenue Bonds
Series 2015E
10/15/17	3.000%	1,500,000	1,542,870
10/15/18	4.000%	2,080,000	2,229,011
Total			6,291,261

MISSOURI 1.4%
City of St. Louis Airport
Refunding Revenue Bonds
Lambert-St. Louis International Airport
Series 2013
07/01/17	5.000%	715,000	743,614

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MISSOURI (CONTINUED)
07/01/18	5.000%	$765,000	$826,468
Kansas City Airport Revenue Refunding Revenue Bonds General Improvement Series 2013B
09/01/16	5.000%	410,000	411,714
Kansas City Planned Industrial Expansion Authority Revenue Bonds 2nd & DE Apartments Series 2016
12/01/18	1.500%	11,430,000	11,498,923
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2014
01/01/19	5.000%	2,150,000	2,364,549
01/01/20	5.000%	7,825,000	8,889,591
Total			24,734,859

NEBRASKA 1.6%
Central Plains Energy Project Refunding Revenue Bonds Series 2014 (Royal Bank of Canada)
08/01/39	5.000%	14,500,000	16,374,125
Nebraska Investment Finance Authority Revenue Bonds Series 2014A
03/01/44	3.000%	3,160,000	3,256,822
Nebraska Public Power District Refunding Revenue Bonds Series 2014
01/01/19	5.000%	2,000,000	2,206,180
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/19	5.000%	2,250,000	2,469,375
01/01/20	5.000%	3,030,000	3,414,901
Total			27,721,403

NEVADA 2.2%
Clark County School District
Limited General Obligation Refunding Bonds
Series 2014A
06/15/18	5.000%	10,000,000	10,816,900
Unlimited General Obligation Refunding Bonds
Series 2014B
06/15/18	5.000%	15,000,000	16,225,350
County of Clark Department of Aviation Revenue Bonds Series 2014B
07/01/18	5.000%	5,000,000	5,412,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEVADA (CONTINUED)
County of Washoe Refunding Revenue Bonds Sierra Pacific Power Series 2016S AMT (a)
08/01/31	1.500%	$5,500,000	$5,533,330
Total			37,988,380

NEW JERSEY 4.4%
City of Newark Unlimited General Obligation Refunding Notes Series 2015
12/06/16	2.500%	8,800,000	8,833,352
New Jersey Building Authority
Refunding Revenue Bonds
Series 2013A
06/15/17	5.000%	5,500,000	5,692,335
Revenue Bonds
Series 2009A
12/15/18	5.000%	2,695,000	2,905,021
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2014-PP
06/15/18	5.000%	5,000,000	5,329,550
Revenue Bonds
School Facilities Construction
Series 2010 Escrowed to Maturity
12/15/17	5.000%	4,260,000	4,517,048
Unrefunded Revenue Bonds
School Facilities Construction
Series 2010
12/15/17	5.000%	175,000	184,146
New Jersey Economic Development Authority (d)
Refunding Revenue Bonds
NTS School Facilities
Series 2011C
02/01/18	2.190%	8,895,000	8,859,509
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Princeton HealthCare System
Series 2016
07/01/18	5.000%	540,000	581,661
07/01/19	5.000%	525,000	584,682
07/01/20	5.000%	650,000	745,700
07/01/21	5.000%	750,000	883,463
New Jersey Higher Education Student Assistance Authority (a)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/16	4.000%	1,000,000	1,010,480
12/01/17	5.000%	2,780,000	2,920,223
Senior Series 2015-1A AMT
12/01/16	5.000%	1,000,000	1,013,850
12/01/17	5.000%	2,000,000	2,100,880
12/01/18	5.000%	4,250,000	4,602,452
Series 2016-1A AMT
12/01/18	5.000%	645,000	698,490

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW JERSEY (CONTINUED)
12/01/19	5.000%	$1,000,000	$1,107,390
12/01/20	5.000%	1,250,000	1,406,812
Student Loan
Series 2012-1A AMT
12/01/18	5.000%	2,480,000	2,685,666
New Jersey Transit Corp. Certificate of Participation Federal Transit Administration Grants Subordinated Series 2005A Escrowed to Maturity (NPFGC)
09/15/17	5.000%	8,770,000	9,211,482
New Jersey Transit Corp Revenue Bonds Grant Anticipation Note Series 2014A
09/15/18	5.000%	3,500,000	3,746,505
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 1999A
06/15/20	5.750%	5,000,000	5,626,350
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2008A
06/15/17	5.000%	1,935,000	2,003,209
Total			77,250,256

NEW YORK 17.2%
Alexandria Central School District Unlimited General Obligation Notes BAN Series 2016
07/27/17	1.500%	6,200,000	6,236,766
Beaver River Central School District Unlimited General Obligation Notes BAN Series 2016
06/29/17	2.000%	9,429,185	9,521,685
Center Moriches Union Free School District Unlimited General Obligation Notes BAN Series 2016 (e)
08/09/17	1.500%	5,000,000	5,029,600
City of Long Beach Limited General Obligation Notes BAN Series 2016
02/16/17	1.500%	5,582,000	5,598,579
City of New York
Subordinated Unlimited General Obligation Bonds
Series 2004H-B
03/01/19	5.000%	8,500,000	9,443,840
Series 2008I-1
02/01/17	5.000%	8,635,000	8,833,691
Unlimited General Obligation Bonds
Series 2009C

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)
08/01/17	5.000%	$12,000,000	$12,542,640
Series 2013E
08/01/18	5.000%	4,000,000	4,352,440
08/01/18	5.000%	5,960,000	6,485,136
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/18	5.000%	4,645,000	5,054,271
Series 2012F
08/01/18	5.000%	1,675,000	1,822,584
City of Yonkers
Limited General Obligation Refunding Bonds
Series 2015D
08/01/17	3.000%	2,045,000	2,090,338
08/01/18	4.000%	2,970,000	3,150,962
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/17	5.000%	1,825,000	1,869,019
03/01/18	5.000%	1,825,000	1,941,271
03/01/19	5.000%	2,000,000	2,195,660
County of Suffolk Limited General Obligation Bonds Public Improvement Series 2013B
10/15/16	3.000%	3,905,000	3,925,814
Edwards-Knox Central School District Unlimited General Obligation Notes BAN Series 2016
06/27/17	2.000%	4,555,000	4,597,361
Erie County Industrial Development Agency (The) Revenue Bonds Series 2012
05/01/17	5.000%	3,000,000	3,102,900
Fillmore Central School District Unlimited General Obligation Notes BAN Series 2016
06/29/17	2.000%	7,927,904	7,999,889
Harpursville Central School District Unlimited General Obligation Notes BAN Series 2016
07/21/17	1.750%	14,705,000	14,829,404
Housing Development Corp. Refunding Revenue Bonds Series 2015G-2
11/01/19	1.450%	2,500,000	2,528,875
Long Island Power Authority Revenue Bonds Series 2012B
09/01/16	5.000%	6,755,000	6,783,088
Metropolitan Transportation Authority
Revenue Bonds
Series 2005A (AMBAC)
11/15/18	5.500%	5,000,000	5,553,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)
Series 2008A
11/15/18	5.000%	$2,125,000	$2,336,055
Series 2012E
11/15/16	4.000%	1,000,000	1,010,600
11/15/17	5.000%	1,000,000	1,057,410
Transportation
Series 2005G
11/15/18	5.000%	2,900,000	3,188,028
Series 2010D
11/15/18	5.000%	1,890,000	2,077,715
Series 2014B
11/15/18	5.000%	1,000,000	1,099,320
Mount Markham Central School District Unlimited General Obligation Notes BAN Series 2016
06/28/17	2.000%	3,900,000	3,933,150
New York City Industrial Development Agency Refunding Revenue Bonds Trips Obligated Group Senior Series 2012A AMT (a)
07/01/18	5.000%	4,655,000	4,977,219
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2012E-1
02/01/19	5.000%	4,750,000	5,271,882
New York State Dormitory Authority Revenue Bonds General Purpose Series 2014A
02/15/18	5.000%	9,250,000	9,888,435
New York State Thruway Authority
Revenue Bonds
Series 2007H (NPFGC)
01/01/19	5.000%	6,240,000	6,631,872
Series 2012I Escrowed to Maturity
01/01/17	5.000%	225,000	229,246
Series 2013A
05/01/19	5.000%	20,000,000	22,344,800
Series 2014J
01/01/19	5.000%	1,200,000	1,324,632
Unrefunded Revenue Bonds
Series 2012I
01/01/17	5.000%	775,000	789,655
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2014
03/15/19	5.000%	15,000,000	16,728,000
Revenue Bonds
State Personal Income Tax
Series 2010A
03/15/19	5.000%	3,235,000	3,607,672
New York Transportation Development Corp. (a)
Refunding Revenue Bonds
American Airlines, Inc.

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)
Series 2016 AMT
08/01/17	5.000%	$4,000,000	$4,131,440
08/01/18	5.000%	5,000,000	5,299,550
Terminal One Group Association
Series 2015 AMT
01/01/21	5.000%	5,500,000	6,379,450
Ogdensburg Enlarged City School District Unlimited General Obligation Notes BAN Series 2016
06/21/17	2.000%	15,000,000	15,121,200
Port Authority of New York & New Jersey (a)
Revenue Bonds
167th
Series 2011 AMT
09/15/19	5.000%	5,000,000	5,638,950
Consolidated 172nd
Series 2012 AMT
10/01/17	5.000%	5,000,000	5,249,000
Ticonderoga Central School District Unlimited General Obligation Notes BAN Series 2016 (e)
08/04/17	1.500%	4,000,000	4,021,760
Town of Oyster Bay
Limited General Obligation Notes
BAN Series 2016A
02/03/17	2.750%	10,000,000	10,047,300
BAN Series 2016D
06/28/17	3.875%	3,000,000	3,029,580
Town of Stillwater Limited General Obligation Notes BAN Series 2016
06/08/17	2.000%	2,500,000	2,521,400
Utica School District Unlimited General Obligation Notes RAN Series 2016
06/23/17	2.000%	10,000,000	10,072,200
Weedsport Central School District Unlimited General Obligation Notes BAN Series 2016
07/14/17	1.500%	5,744,000	5,774,271
Total			299,271,055

NORTH CAROLINA 0.5%
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/18 Revenue Bonds Series 2008A (AGM)
01/01/19	5.250%	3,740,000	3,988,112
State of North Carolina Revenue Bonds Grant Anticipation Revenue Vehicle Series 2007 (NPFGC)
03/01/18	5.000%	4,500,000	4,617,585
Total			8,605,697

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OHIO 0.6%
Ohio Housing Finance Agency Revenue Bonds Series 2010-1 (GNMA/FNMA)
11/01/28	5.000%	$1,420,000	$1,497,859
State of Ohio
Refunding Revenue Bonds
Series 2014B
12/15/19	5.000%	5,000,000	5,700,700
State of Ohio (a)
Revenue Bonds
Ohio Water Development Authority Waste Management
Series 2015 AMT
11/01/22	1.700%	2,980,000	3,019,038
Total			10,217,597

OKLAHOMA 0.4%
Cleveland County Educational Facilities Authority
Revenue Bonds
Moore Public Schools Project
Series 2016
06/01/19	5.000%	3,000,000	3,340,680
06/01/20	5.000%	500,000	571,335
Norman Public Schools Project
Series 2014
07/01/18	5.000%	2,400,000	2,589,480
Total			6,501,495

PENNSYLVANIA 4.3%
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
1st Series 2012
06/01/19	5.000%	5,650,000	6,316,982
1st Series 2013
04/01/21	5.000%	5,000,000	5,848,350
Unlimited General Obligation Refunding Bonds
2nd Series 2009
07/01/19	5.000%	10,980,000	12,312,643
County of Allegheny Unlimited General Obligation Refunding Bonds Series 2014C-73
12/01/18	5.000%	6,650,000	7,311,076
Lehigh County Industrial Development Authority
Refunding Revenue Bonds
PPL Electric Utilities Corp. Project
Series 2016
02/15/27	0.900%	5,000,000	5,007,650
09/01/29	0.900%	2,250,000	2,252,857
Monroeville Finance Authority Revenue Bonds Series 2012
02/15/18	4.000%	1,250,000	1,314,888
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
01/15/17	5.000%	$1,250,000	$1,271,875
01/15/18	5.000%	750,000	788,775
01/15/19	5.000%	1,000,000	1,081,670
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-119
10/01/41	3.500%	6,500,000	6,936,930
Series 2016-120
10/01/46	3.500%	7,200,000	7,761,168
Pennsylvania Turnpike Commission Revenue Bonds Series 2013B (d)
12/01/19	1.540%	3,070,000	3,093,547
Philadelphia Municipal Authority Refunding Revenue Bonds City Agreement Series 2013A
11/15/16	5.000%	1,750,000	1,772,943
Pittsburgh Public Parking Authority
Refunding Revenue Bonds
System
Series 2015A
12/01/17	4.000%	2,225,000	2,322,811
12/01/18	4.000%	1,750,000	1,878,783
School District of Philadelphia (The) Unlimited General Obligation Refunding Bonds Series 2015D
09/01/19	5.000%	3,750,000	4,125,112
State Public School Building Authority Refunding Revenue Bonds The School District of Philadelphia Project Series 2015
06/01/19	5.000%	2,890,000	3,146,141
Total			74,544,201
RHODE ISLAND 0.4%
Rhode Island Health & Educational Building Corp. (e)
Refunding Revenue Bonds
Hospital Financing - Lifespan Obligation
Series 2016G
05/15/18	5.000%	1,250,000	1,335,925
05/15/19	5.000%	1,500,000	1,653,795
05/15/22	5.000%	1,250,000	1,472,000
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Series 2016
10/01/46	3.500%	2,000,000	2,127,000
Total			6,588,720
SOUTH CAROLINA 1.7%
Berkeley County School District
Revenue Bonds
Series 2013
12/01/16	4.000%	400,000	404,628

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
12/01/17	5.000%	$500,000	$527,730
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2009A-3
01/01/18	5.000%	5,080,000	5,384,851
Series 2009A-4
01/01/19	5.000%	6,645,000	7,308,105
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/18	5.000%	1,100,000	1,207,184
12/01/19	5.000%	1,250,000	1,414,862
South Carolina Public Service Authority Refunding Revenue Bonds Santee Cooper Series 2012C
12/01/16	5.000%	5,065,000	5,143,659
South Carolina State Housing Finance & Development Authority (a)(e)
Refunding Revenue Bonds
Series 2016B-2 AMT
07/01/43	4.000%	5,000,000	5,453,300
South Carolina State Housing Finance & Development Authority (e)
Refunding Revenue Bonds
Series 2016B-1
07/01/43	3.500%	2,000,000	2,163,880
Total			29,008,199
TEXAS 5.4%
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/17	5.000%	925,000	942,048
Series 2016
01/01/21	5.000%	1,000,000	1,161,770
01/01/22	5.000%	1,250,000	1,485,600
City Public Service Board of San Antonio Refunding Revenue Bonds Junior Lien Series 2014
02/01/19	5.000%	13,865,000	15,352,992
City of El Paso Water & Sewer Refunding Revenue Bonds Series 2014
03/01/19	4.000%	1,000,000	1,084,070
City of Houston Combined Utility System Refunding Revenue Bonds Combined 1st Lien-SIFMA Series 2012 (d)
05/15/34	1.000%	6,000,000	6,000,000
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2013D
11/01/16	5.000%	1,000,000	1,011,640
Dallas/Fort Worth International Airport (a)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Refunding Revenue Bonds
Series 2013E AMT
11/01/18	5.000%	$20,980,000	$22,940,581
Harris County-Houston Sports Authority Refunding Revenue Bonds Senior Lien Series 2014A
11/15/19	5.000%	3,000,000	3,400,980
Houston Independent School District Revenue Bonds Series 2014
09/15/19	5.000%	4,100,000	4,638,658
Irving Independent School District Unlimited General Obligation Refunding Bonds Texas Permanent School Fund Program Series 2015A
02/15/21	5.000%	1,500,000	1,772,145
Metropolitan Transit Authority of Harris County
Revenue Bonds
Contractual Obligation
Series 2015B
11/01/17	5.000%	1,595,000	1,685,261
Series 2015A
08/15/18	5.000%	2,000,000	2,181,440
New Hope Cultural Education Facilities Finance Corp. Revenue Notes Construction Project Series 2016
02/01/18	1.000%	2,320,000	2,323,967
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/19	5.000%	1,350,000	1,484,716
01/01/20	5.000%	1,105,000	1,249,744
Northwest Independent School District Unlimited General Obligation Refunding Bonds Texas Permanent School Fund Program Series 2015B
02/15/21	5.000%	1,250,000	1,476,788
Sam Rayburn Municipal Power Agency
Refunding Revenue Bonds
Series 2012
10/01/16	5.000%	1,925,000	1,940,015
10/01/17	5.000%	4,895,000	5,139,358
Spring Branch Independent School District Limited General Obligation Refunding Bonds Texas Permanent School Fund Program Series 2015A
02/01/21	5.000%	5,000,000	5,900,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Tarrant County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Trinity Terrace Project Series 2014
12/01/18	2.500%	$4,995,000	$5,037,058
Tarrant County Housing Finance Corp. Revenue Bonds Multifamily Housing Reserve Quebec Apartments Series 2016
08/01/18	1.000%	5,100,000	5,107,242
Total			93,316,773
UTAH 0.1%
Utah Housing Corp. Refunding Revenue Bonds Series 2015D-1 Class III (FHA) AMT (a)
01/01/19	1.850%	1,805,000	1,827,725
VIRGIN ISLANDS 0.2%
Virgin Islands Public Finance Authority (c)(f)
Revenue Bonds
Series 2015
09/01/17	4.000%	500,000	512,040
09/01/18	5.000%	1,720,000	1,830,974
09/01/20	5.000%	750,000	834,668
Total			3,177,682
VIRGINIA 1.4%
Louisa Industrial Development Authority Refunding Revenue Bonds Series 2015
11/01/35	1.750%	7,000,000	7,159,600
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003
10/01/33	2.375%	3,335,000	3,342,704
Wise County Industrial Development Authority
Revenue Bonds
Series 2015A
10/01/40	2.150%	8,500,000	8,838,215
Virginia Electric & Power Co.
Series 2015A
11/01/40	1.875%	5,000,000	5,144,900
Total			24,485,419
WASHINGTON 3.4%
Energy Northwest
Refunding Revenue Bonds
Project 1
Series 2012B
07/01/17	5.000%	30,220,000	31,478,059

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Wind Project
Series 2014
07/01/17	5.000%	$1,000,000	$1,039,640
07/01/18	5.000%	1,425,000	1,539,784
Snohomish County School District No. 15 Edmonds Unlimited General Obligation Refunding Bonds Series 2012
12/01/17	4.000%	2,000,000	2,090,760
State of Washington
Certificate of Participation
State & Local Agency Personal Property
Series 2014B
07/01/18	5.000%	5,000,000	5,408,750
Revenue Bonds
520 Corridor Program
Senior Series 2013
09/01/16	5.000%	2,000,000	2,008,327
Senior Series 2013C
09/01/19	5.000%	2,000,000	2,250,740
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2014E
02/01/18	5.000%	4,410,000	4,702,118
Various Purpose
Series 2013D
02/01/18	5.000%	2,810,000	2,996,134
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2009R
01/01/18	5.000%	4,940,000	5,249,541
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC)
10/01/28	4.700%	525,000	556,379
Total			59,320,232
WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT (a)
01/01/41	2.250%	3,750,000	3,753,338
WYOMING 0.1%
County of Sweetwater Revenue Bonds Series 2013
12/15/16	5.000%	2,500,000	2,540,900
Total Municipal Bonds (Cost: $1,509,477,212)			$1,522,337,006

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 3.4%
CALIFORNIA 0.3%
Grossmont Union High School District Unlimited General Obligation Bonds Election of 2008 Series 2010B (c)(d)
08/01/18	0.640%	$4,850,000	$4,850,000
COLORADO 0.1%
Colorado Educational & Cultural Facilities Authority Revenue Bonds National Jewish Federation Series 2007D-3 (d)
12/01/37	0.370%	1,900,000	1,900,000
FLORIDA 0.1%
JEA Water & Sewer System Subordinated Revenue Bonds VRDN Series 2008A-1 (U.S Bank) (d)(g)
10/01/38	0.400%	1,030,000	1,030,000
MASSACHUSETTS 0.5%
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2014A (d)
03/01/26	0.360%	5,275,000	5,275,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds Baystate Medical Center Series 2012G (d)
07/01/26	0.370%	3,325,000	3,325,000
Total			8,600,000
MISSOURI 0.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds The Washington University Series 2014D (d)
09/01/30	0.370%	6,500,000	6,500,000
NEW YORK 0.9%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Future Tax Secured VRDN Subordinated Series 2015 (JPMorgan Chase Bank) (d)(g)
02/01/45	0.390%	6,250,000	6,250,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)
NEW YORK (CONTINUED)
New York City Water & Sewer System Revenue Bonds 2nd General Resolution Series 2013DD-2 (d)
06/15/43	0.390%	$10,000,000	$10,000,000
Total			16,250,000
NORTH CAROLINA 0.6%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds Carolinas HealthCare System Group VRDN Series 2007H (Wells Fargo Bank) (d)(g)
01/15/45	0.370%	10,000,000	10,000,000
OHIO 0.2%
Ohio Higher Educational Facility Commission Revenue Bonds Cleveland Clinic Health System Obligation Series 2013 (d)
01/01/39	0.360%	3,400,000	3,400,000
OKLAHOMA 0.4%
Oklahoma Turnpike Authority Refunding Revenue Bonds 2nd Senior Series 2010F (d)
01/01/28	0.370%	7,000,000	7,000,000
Total Floating Rate Notes (Cost: $59,530,000)			$59,530,000

Municipal Short Term 9.6%
CALIFORNIA 0.3%
California Municipal Finance Authority Refunding Revenue Bonds Republic Services, Inc. Series 2010
09/01/21	0.600%	5,000,000	5,000,000
CONNECTICUT 0.6%
Town of Hamden Unlimited General Obligation Notes BAN Series 2015
08/18/16	0.560%	10,000,000	10,012,787
NEW JERSEY 1.4%
City of East Orange Unlimited General Obligation Notes Series 2016
03/28/17	0.870%	13,059,500	13,156,532

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
NEW JERSEY (CONTINUED)
City of Newark Unlimited General Obligation Notes TAN Series 2016A
02/15/17	1.490%	$3,905,000	$3,926,087
Mount Holly Township School District Unlimited General Obligation Notes Series 2016
07/25/17	0.900%	7,000,000	7,058,450
Total			24,141,069
NEW YORK 5.5%
Center Moriches Union Free School District Limited General Obligation Notes TAN Series 2016 (e)
06/23/17	0.910%	7,500,000	7,539,150
City of Lockport Limited General Obligation Notes BAN Series 2016
05/25/17	1.510%	7,198,171	7,226,748
City of New York Unlimited General Obligation Bonds Fiscal 1995 Subordinated Series 2015F (d)
02/15/19	1.090%	6,250,000	6,244,187
County of Rockland Limited General Obligation Notes TAN Series 2016
03/16/17	0.690%	6,000,000	6,049,200
East Ramapo Central School District Unlimited General Obligation Notes TAN Series 2016
10/28/16	1.300%	15,000,000	15,007,200
Harpursville Central School District Unlimited General Obligation Notes RAN Series 2016
03/31/17	0.830%	2,000,000	2,008,900
New York City Industrial Development Agency Revenue Bonds John F. Kennedy International Airport Project Series 2002B-R AMT (a)
08/01/28	2.000%	7,800,000	7,799,532
Pine Valley Central School District Unlimited General Obligation Notes BAN Series 2015
09/29/16	0.940%	10,435,530	10,453,583
Sidney Central School District Unlimited General Obligation Notes BAN Series 2016
07/28/17	0.910%	5,000,000	5,029,200

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
NEW YORK (CONTINUED)
Thousand Islands Central School District Unlimited General Obligation Notes BAN Series 2016
06/30/17	0.940%	$4,150,000	$4,190,089
Town of Batavia Limited General Obligation Notes BAN Series 2016
03/16/17	1.020%	5,496,190	5,529,717
Utica School District Unlimited General Obligation Notes BAN Series 2016
07/21/17	1.200%	13,757,000	13,863,754
Village of Arcade Limited General Obligation Notes BAN Series 2015
08/18/16	0.820%	4,675,000	4,677,882
Total			95,619,142
PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds Waste Management, Inc. Project VRDN Series 2013 AMT (a)(d)(e)
08/01/45	1.000%	7,400,000	7,400,000
TEXAS 0.2%
Mission Economic Development Corp. Revenue Bonds Republic Services, Inc. Series 2008A
01/01/20	0.600%	4,000,000	4,000,600

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term (continued)
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Revenue Bonds Series 2015 (c)(f)
09/01/16	0.740%	$1,000,000	$1,001,995
WISCONSIN 1.1%
Ashland School District Revenue Notes BAN Series 2016
09/19/16	0.820%	10,610,000	10,627,366
Mukwonago School District Revenue Notes BAN Series 2016
09/14/16	0.800%	9,500,000	9,514,273
Total			20,141,639
Total Municipal Short Term (Cost: $167,265,832)			$167,317,232

		Shares	Value

Money Market Funds 1.2%
JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.180% (h)		20,149,484	$20,149,484
Total Money Market Funds (Cost: $20,149,484)			$20,149,484
Total Investments
(Cost: $1,756,422,528) (i)			$1,769,333,722(j)
Other Assets & Liabilities, Net			(31,341,911)
Net Assets			$1,737,991,811

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2016, the value of these securities amounted to $15,139,620 or 0.87% of net assets.

(d)	Variable rate security.
(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2016, the value of these securities amounted to $4,179,677 or 0.24% of net assets.

(g)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(h)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(i)

At July 31, 2016, the cost of securities for federal income tax purposes was approximately $1,756,423,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,667,000
Unrealized Depreciation	(756,000)
Net Unrealized Appreciation	$12,911,000

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	1,522,337,006	—	1,522,337,006
Floating Rate Notes	—	59,530,000	—	59,530,000
Municipal Short Term	—	167,317,232	—	167,317,232
Money Market Funds	20,149,484	—	—	20,149,484
Total Investments	20,149,484	1,749,184,238	—	1,769,333,722

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2016